UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

	1299 Ocean Avenue, Santa Monica, CA	90401
	(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

February 28, 2007

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
(r)	The adjustable rate shown is effective as of February 28, 2007.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$887,956
*	Alpargatas SAIC	6,363	10,660
*	Banco Suquia SA	327,868	51,302
	BBVA Banco Frances SA	130,508	492,986
*	Capex SA Series A	131,575	384,720
*	Celulosa Argentina SA Series B	14,412	9,977
*	Central Puerto SA Series B	125,000	99,177
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	885,027
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	78,236
*	Endesa Costanera SA Series B	261,000	278,035
*	IRSA Inversiones y Representaciones SA	1,186,421	1,968,918
*	Juan Minetti SA	769,693	666,649
	Ledesma S.A.A.I.	885,405	556,961
*	Metrogas SA Series B	176,000	80,670
*	Molinos Rio de la Plata SA Series B	502,274	600,153
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,796
	Siderar S.A.I.C. Series A	494,314	3,234,467
	Solvay Indupa S.A.I.C.	1,229,322	1,274,585
	Tenaris SA	140,000	3,102,240
*	Transportadora de Gas del Sur SA Series B	364,679	461,105

TOTAL — ARGENTINA			15,130,620

BRAZIL — (8.8%)
COMMON STOCKS — (1.4%)
	Arcelor Brasil SA	1,751,487	39,812,154
*	Avipal SA Avicultura e Agropecua	12,500,000	55,117
	Brasil Telecom Participacoes SA	51,256,779	879,137
	Companhia Siderurgica Nacional SA	931,400	32,547,390
	Eternit SA	395,200	2,793,703
*	Tele Norte Celular Participacoes SA	50,064,513	28,804
	Tele Norte Leste Participacoes SA	51,468	1,322,804
	Telemig Celular Participacoes SA	52,346,436	207,855
	Tim Participacoes SA	98,549,241	476,364
*	Vivo Participacoes SA	56,706	344,969
TOTAL COMMON STOCKS			78,468,297

PREFERRED STOCKS — (7.4%)
	Acesita SA	413,076	12,467,278
	Aracruz Celulose SA ADR	8,800	472,208
	Bradespar SA	11,404	319,398
	Brasil Telecom Participacoes SA	1,984,088	16,047

	Braskem SA Preferred A	1,479,200	$9,612,533
	Braskem SA Special Preferred A Sponsored ADR	506,100	6,619,788
	Centrais Electricas de Santa Catarina SA	259,400	3,778,763
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,343,334
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,600	497,170
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	10,798,208
	Companhia de Tecidos Norte de Minas	25,837,500	3,283,513
	Confab Industrial SA	1,926,000	5,585,900
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	241,453
	Duratex SA	805,100	14,769,342
	Forjas Taurus SA	591,500	2,027,920
	Gerdau SA	1,222,542	20,933,978
	Gerdau SA ADR	96,600	1,656,690
	Globex Utilidades SA	34,076	383,265
	Industrias Romi SA	9,200	757,086
*	Inepar Industria e Construcoes SA	7,896	45,801
	Investimentos Itau SA	5,388,166	28,941,858
	Klabin SA	8,104,000	19,643,744
	Magnesita SA Series A	140,483,000	1,390,586
	Mahle-Metal Leve SA Industria e Comercio	4,000	86,206
	Marcopolo SA	1,454,700	4,184,706
	Metalurgica Gerdau SA	2,288,800	50,244,584
*	Plascar Participacoes Industriais SA	11,011,692	462,174
	Refinaria de Petroleo Ipiranga SA	12,600	253,129
	Sadia SA	3,082,282	9,724,342
	Sadia SA ADR	233,200	7,341,136
	Santista Textil SA	29,600	253,355
	Sao Paulo Alpargatas SA	37,800	2,299,552
	Suzano Papel e Celullose SA	2,299,139	23,528,091
	Suzano Petroquimica SA	1,001,323	2,025,784
*	Tele Norte Celular Participacoes SA	1,390,958	276
	Tele Norte Leste Participacoes SA	7,538	97,615
	Telemar Norte Leste SA	631,500	12,358,996
	Telemig Celular Participacoes SA	1,437,809	2,617
	Tim Participacoes SA	954,627,105	3,065,791
	Ultrapar Participacoes SA	26,800	658,467
	Ultrapar Participacoes SA Sponsored ADR	28,000	688,240
	Uniao des Industrias Petroquimicas SA Series B	4,899,299	4,482,264
	Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	17,215,672
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	2,318,293
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	88,030,276
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	3,316
	Votorantim Celulose e Papel SA	629,975	11,405,206
	Votorantim Celulose e Papel SA ADR	1,181,000	21,175,330
	Whirlpool SA	527,534	559,751
TOTAL PREFERRED STOCKS			411,051,032

TOTAL — BRAZIL			489,519,329

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Banco de Credito e Inversiones SA Series A	54,733	1,715,005
	Banmedica SA	347,000	431,056

	CAP SA (Compania de Aceros del Pacifico)	199,310	$3,030,207
	Cementos Bio-Bio SA	575,327	1,664,059
	Compania Cervecerias Unidas SA	143,000	832,521
	Compania de Consumidores de Gas Santiago SA	124,667	794,901
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,278,453
	Compania de Telecomunicaciones de Chile SA Series B	372,166	717,628
	Compania SudAmericana de Vapores SA	5,929,135	8,409,731
	Compania Telecomunicaciones de Chile SA Sponsored ADR	815,300	6,930,050
*	Corpbanca SA	889,364,371	4,683,035
	Cristalerias de Chile SA	214,401	2,245,973
	CTI SA (Cia Tecno Industrial)	4,900,000	254,380
	Distribucion y Servicio D&S SA ADR	11,500	220,800
	Empresa Nacional de Electricidad SA	2,694,503	3,472,105
	Empresa Nacional de Telecomunicaciones SA	116,880	1,506,102
	Empresas CMPC SA	614,309	19,818,256
	Empresas Copec SA	947,488	12,209,218
	Empresas Iansa SA	24,217,871	3,003,941
	Enersis SA	31,903,095	9,966,944
	Enersis SA ADR	3,336,455	52,215,521
	Industrias Forestales SA	2,972,676	859,918
	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA ADR	140,200	1,591,270
*	Madeco SA	38,949,259	4,513,449
	Masisa SA	3,620,083	825,568
	Minera Valparaiso SA	7,500	183,554
	Parque Arauco SA	2,474,668	2,202,356
	Sociedad Quimica y Minera de Chile SA Series A	43,364	587,727
	Sociedad Quimica y Minera de Chile SA Series B	481,533	6,548,706
	Soquimic Comercial SA	150,000	61,185
	Vina de Concha y Toro SA	350,000	558,079
*	Vina San Pedro SA	13,979,895	123,119
	Watt’s SA	163,489	106,093

TOTAL — CHILE			157,560,910

CZECH REPUBLIC — (2.2%)
COMMON STOCKS — (2.2%)
	CEZ A.S.	2,510,712	100,544,022
	Telefonica 02 Czech Republic A.S.	937,593	24,345,823
*	Unipetrol A.S.	21,026	216,553

TOTAL — CZECH REPUBLIC			125,106,398

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa NYRT	138,417	5,415,636
#	Egis Nyrt.	115,885	14,385,925
*	Fotex NYRT	971,495	3,771,262
*	Linamar Hungary Autoipari es G	100,770	1,567,125
	MOL Hungarian Oil & Gas NYRT	993,269	106,468,341
*	Pannonplast RT	110,028	2,343,161
*	RABA Automotive Holding P.L.C.	255,327	1,919,115
*	Synergon Information Systems	134,656	955,443
	Tiszai Vegyi Kombinat RT	264,552	10,144,769

	Zwack Unicum RT	387	$27,179

TOTAL — HUNGARY			146,997,956

INDIA — (11.0%)
COMMON STOCKS — (11.0%)
	Aarti Industries, Ltd.	177,514	101,331
*	Abhishek Industries, Ltd.	92,524	45,032
	Adani Enterprises, Ltd.	1,094,447	5,201,480
	Aditya Birla Nuvo, Ltd.	150,491	4,057,495
	Adlabs Films, Ltd.	86,755	829,505
	Aftek, Ltd.	564,418	806,604
*	Agro Tech Foods, Ltd.	136,705	285,203
	Alembic, Ltd.	619,600	833,713
	Alok Industries, Ltd.	736,832	1,016,443
	Amtek Auto, Ltd.	136,704	1,147,777
	Apollo Hospitals Enterprise, Ltd.	101,406	1,139,329
	Apollo Tyres, Ltd.	175,197	1,211,539
*	Aptech, Ltd.	20,996	101,020
	Arvind Mills, Ltd.	1,185,419	1,352,731
*	ASC Enterprises, Ltd.	1,147,399	3,900,813
	Ashok Leyland, Ltd.	5,581,530	5,013,016
	Aurobindo Pharma, Ltd.	215,126	3,057,059
	Avaya Globalconnect, Ltd.	21,933	151,083
	Aztecsoft, Ltd.	74,553	221,539
	Bajaj Auto Finance, Ltd.	76,105	695,488
	Bajaj Auto, Ltd.	66,284	3,916,709
	Balaji Telefilms, Ltd.	204,578	526,715
	Ballarpur Industries, Ltd.	886,062	2,195,501
	Balmer Lawrie & Co., Ltd.	39,215	364,887
	Balrampur Chini Mills, Ltd.	203,381	271,272
*	Bank of Maharashtra, Ltd.	410,000	362,670
	Bank of Rajasthan, Ltd.	351,617	291,893
	BASF India, Ltd.	99,750	460,690
*	Bata India, Ltd.	98,732	347,789
	Bharat Earth Movers, Ltd.	22,642	566,501
	Bharati Shipyard, Ltd.	14,929	124,416
*	Bhushan Steel & Strips, Ltd.	82,920	745,708
	Biocon, Ltd.	150,567	1,556,374
*	Blue Star Infotech, Ltd.	12,900	31,058
	BOC India, Ltd.	300,919	987,824
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	696,054
*	Ceat, Ltd.	136,470	361,363
	Century Enka, Ltd.	133,495	413,040
	Century Textiles & Industries, Ltd.	277,738	3,376,334
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,752,929
	Cholamandalam DBS Finance, Ltd.	347	899
	City Union Bank, Ltd.	56,313	199,348
	Clariant Chemicals (India), Ltd.	2,398	16,800
	CMC, Ltd.	3,267	81,370
	Coromandel Fertilisers, Ltd.	136,536	237,783
	Cranes Software International, Ltd.	313,759	744,687
	Cummins India, Ltd.	50,000	284,923
*	Dabur Pharma, Ltd.	55,164	92,928

*	Dalmia Cement (Bharat), Ltd.	25,800	$214,834
*	DCM Shriram Consolidated, Ltd.	210,988	436,862
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	751,252
	D-Link (India), Ltd.	118,369	209,425
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,369,484
	E.I.D. - Parry (India), Ltd.	357,212	1,005,102
	Eicher Motors, Ltd.	12,456	95,573
	EIH, Ltd.	788,020	1,676,741
	Elder Pharmaceuticals, Ltd.	71,415	634,944
	Electrosteel Casings, Ltd.	43,769	383,524
	Elgi Equipments, Ltd.	174,405	216,530
*	Escorts, Ltd.	388,991	1,101,353
*	Essar Steel, Ltd.	2,252,393	1,929,195
	Essel Propack, Ltd.	442,637	725,734
	Eveready Industries (India), Ltd.	351,390	538,505
	Everest Industries, Ltd.	23,275	56,328
	Exide Industries, Ltd.	1,078,610	1,133,546
	FDC, Ltd.	179,858	132,799
	Federal Bank, Ltd.	415,151	2,065,004
	Finolex Cables, Ltd.	537,055	1,127,561
	Finolex Industries, Ltd.	695,629	1,166,037
	Gammon India, Ltd.	111,404	799,145
	Garden Silk Mills, Ltd.	52,000	62,777
	Geometric Software Solutions Co., Ltd.	73,022	178,461
	GHCL, Ltd.	30,000	111,903
	Godrej Industries, Ltd.	6,000	22,056
*	Goetze (India), Ltd.	9,785	77,343
	Great Eastern Shipping Co., Ltd.	825,643	3,869,975
*	Great Offshore, Ltd.	206,410	2,670,626
*	GTL Infrastructure, Ltd.	544,800	425,135
	GTL, Ltd.	649,128	1,933,322
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,307,521
	Gujarat Ambuja Cements, Ltd.	2,023,923	5,295,037
	Gujarat Fluorochemicals, Ltd.	50,745	681,994
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,371,010
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,909,009
	H.E.G., Ltd.	113,959	439,700
	HCL Infosystems, Ltd.	149,000	514,928
	HCL Technologies, Ltd.	174,600	2,347,347
	HDFC Bank, Ltd.	241,906	5,149,343
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,900,052
	Himatsingka Seide, Ltd.	137,216	377,866
	Hinduja TMT, Ltd.	131,818	1,764,729
	Hindustan Construction Co., Ltd.	1,093,222	2,529,517
*	Hindustan Motors, Ltd.	769,723	704,928
	Hindustan Sanitaryware & Industries, Ltd.	24,608	52,648
	Hotel Leelaventure, Ltd.	1,602,335	2,067,048
	I.B.P. Co., Ltd.	7,999	76,212
	ICI India, Ltd.	47,767	467,210
	ICICI Bank Sponsored ADR	192,642	7,383,968
	iGate Global Solutions, Ltd.	20,446	164,834
*	India Cements, Ltd.	1,297,654	5,242,345
	India Glycols, Ltd.	115,658	279,270
	Indiabulls Financial Services, Ltd.	6,234	55,243

*	Indiabulls Real Estate, Ltd.	6,234	$47,823
	Indian Hotels Co., Ltd.	2,942,890	9,474,066
	Indian Petrochemicals Corp., Ltd.	1,306,558	7,644,334
	Indo Rama Synthetics (India), Ltd.	202,314	241,766
*	Indoco Remedies, Ltd.	500	3,451
*	IndusInd Bank, Ltd.	1,712,442	1,705,585
	Industrial Development Bank of India, Ltd.	3,178,422	5,780,614
	IPCA Laboratories, Ltd.	83,628	1,171,675
*	Ispat Industries, Ltd.	2,195,639	710,734
	IVRCL Infrastructures & Projects, Ltd.	67,260	441,862
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	765,781
	J.K. Industries, Ltd.	158,674	541,875
	Jammu & Kashmir Bank, Ltd.	214,248	3,024,840
	JBF Industries, Ltd.	35,983	88,224
*	Jet Airways (India), Ltd.	98,263	1,321,566
	Jindal Poly Films, Ltd.	21,594	73,481
	Jindal Saw, Ltd.	129,659	1,386,596
	Jindal Stainless, Ltd.	614,306	1,797,196
	Jindal Steel & Power, Ltd.	87,240	4,598,080
	JSW Steel, Ltd.	664,677	7,048,148
	Jubilant Organosys, Ltd.	92,350	505,853
	Karnataka Bank, Ltd.	66,072	260,805
	Karur Vysya Bank, Ltd.	46,754	279,494
	Kesoram Industries, Ltd.	204,223	1,843,280
	Kirloskar Oil Engines, Ltd.	229,180	1,253,989
	Kohinoor Foods, Ltd.	95,364	148,537
*	LANXESS ABS Ltd.	32,052	110,154
	LIC Housing Finance, Ltd.	423,699	1,384,453
	Maharashtra Scooters, Ltd.	13,612	99,954
	Mahindra & Mahindra, Ltd.	556,166	10,121,697
	Maruti Udyog, Ltd.	272,830	5,171,066
	Mastek, Ltd.	83,250	641,073
	Matrix Laboratories, Ltd.	490,684	1,999,983
	Merck, Ltd.	29,241	279,477
	MIRC Electronics, Ltd.	229,924	91,811
	Mirza International, Ltd.	1,000	3,851
	Monsanto India, Ltd.	1,217	39,169
	Moser Baer (India), Ltd.	581,535	4,326,802
	Mphasis, Ltd.	292,087	1,706,038
	MRF, Ltd.	17,453	1,458,319
*	Mukand, Ltd.	351,931	728,623
*	Mukta Arts, Ltd.	28,300	46,438
	Nagarjuna Construction Co., Ltd.	97,704	343,579
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	1,020,810
*	Nahar Capital & Financial Services, Ltd.	51,549	0
	Nahar Spinning Mills, Ltd.	51,549	318,026
	Natco Pharma, Ltd.	110,241	363,803
	National Organic Chemical Industries, Ltd.	1,279,177	666,970
	Navneet Publications (India), Ltd.	118,740	150,122
	NIIT Technologies, Ltd.	126,960	1,137,126
	NIIT, Ltd.	19,941	301,601
	Nirma, Ltd.	140,496	1,074,869
*	OCL India, Ltd.	82,078	290,062
	Omax Autos, Ltd.	64,810	124,703

	Orchid Chemicals & Pharmaceuticals, Ltd.	366,379	$1,881,004
	Patni Computer Systems, Ltd.	315,650	3,001,965
*	Pentamedia Graphics, Ltd.	658,344	84,802
*	Petronet LNG, Ltd.	1,859,989	1,910,039
	Polaris Software Lab, Ltd.	396,842	1,560,618
	Polyplex Corp., Ltd.	41,389	87,315
	Pricol, Ltd.	49,154	39,298
*	Prism Cements, Ltd.	358,139	282,540
	PSL, Ltd.	62,792	299,180
	Punjab Tractors, Ltd.	306,462	2,227,843
	Rain Calcining, Ltd.	752,792	705,675
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	75,497
	Rallis India, Ltd.	15,926	95,743
*	Rama Newsprint & Papers, Ltd.	21,052	16,766
	Raymond, Ltd.	288,315	2,247,821
	REI Agro, Ltd.	195,681	873,659
*	Reliance Capital, Ltd.	339,307	4,776,584
*	Reliance Communications, Ltd.	6,786,159	62,491,593
	Reliance Energy, Ltd.	508,961	5,506,701
	Reliance Industries, Ltd.	6,886,159	210,616,071
*	Reliance Natural Resources, Ltd.	6,786,159	3,612,363
	Rico Auto Industries, Ltd.	160,452	196,281
	Rolta India, Ltd.	321,636	2,270,580
	Ruchi Soya Industries, Ltd.	188,271	1,426,815
*	Samtel Colour, Ltd.	77,810	50,938
	Sesa Goa, Ltd.	8,700	350,086
*	Shasun Chemicals & Drugs, Ltd.	55,261	135,903
	Shriram Transport Finance Co., Ltd.	50,855	148,304
*	Sical Logistics, Ltd.	3,414	13,472
	SKF India, Ltd.	10,201	72,744
	Sona Koyo Steering Systems, Ltd.	59,284	67,246
	Sonata Software, Ltd.	457,576	612,186
*	South East Asia Marine Engineering Services, Ltd.	19,438	85,647
	South India Bank, Ltd.	136,621	297,911
	Srei Infrastructure Finance, Ltd.	692,456	827,626
	SRF, Ltd.	266,306	914,802
	Sterlite Industries (India), Ltd. Series A	1,319,280	13,973,155
	Sterlite Optical Technologies, Ltd.	274,890	1,141,129
	Strides Arcolab, Ltd.	113,802	822,323
	Subros, Ltd.	14,778	74,592
	Sundram Fastners, Ltd.	23,070	34,883
	Supreme Petrochem, Ltd.	101,631	48,589
*	Swaraj Engines, Ltd.	14,132	47,289
*	Syndicate Bank	1,195,706	1,829,819
	Tata Chemicals, Ltd.	1,092,020	5,295,528
	Tata Investment Corp., Ltd.	57,960	484,979
	Tata Metaliks, Ltd.	26,681	57,104
	Tata Steel, Ltd.	1,899,526	18,982,064
	Tata Tea, Ltd.	166,270	2,316,460
	Tele Data Informatics, Ltd.	534,517	517,955
	Trent, Ltd.	12,081	198,010
	Tube Investments of India, Ltd.	486,775	642,150
	TVS Motor Co., Ltd.	1,082,101	1,499,104
	Ucal Fuel Systems, Ltd.	24,245	53,670

	Unichem Laboratories, Ltd.	64,206	$370,725
	United Phosphorus, Ltd.	102,000	739,117
	Usha Martin, Ltd.	179,652	789,529
	UTI Bank, Ltd.	1,318,949	13,696,664
*	Uttam Galva Steels, Ltd.	305,386	229,144
	Vardhman Textiles, Ltd.	88,383	435,163
	Varun Shipping Co.	549,032	723,599
	Videocon Industries, Ltd.	35,767	347,278
	Videsh Sanchar Nigam, Ltd.	929,481	7,733,690
*	Visualsoft Technologies, Ltd.	97,597	173,389
*	Welspun India, Ltd.	37,142	65,499
	Welspun-Gujarat Stahl Rohren, Ltd.	406,465	977,853
*	Wire & Wireless India, Ltd.	997,738	2,312,093
	Wockhardt, Ltd.	55,639	445,378
	Wyeth, Ltd.	6,540	70,431
	Zee Entertainment Enterprises, Ltd.	1,995,477	10,560,075
*	Zee News, Ltd.	902,155	803,840
	Zensar Technologies, Ltd.	68,072	362,376
	Zuari Industries, Ltd.	127,958	466,811
TOTAL COMMON STOCKS			614,724,809

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	62,815

TOTAL — INDIA			614,787,624

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	15,327,500	773,870
*	PT Apac Citra Centretex Tbk	774,000	9,763
	PT Apexindo Pratama Tbk	2,914,500	562,461
	PT Asahimas Flat Glass Tbk	5,333,500	1,440,860
	PT Astra Graphia Tbk	18,779,000	617,990
	PT Astra International Tbk	7,305,500	11,261,027
*	PT Bakrie & Brothers Tbk	133,719,000	2,670,453
*	PT Bakrieland Development Tbk	22,471,500	579,826
	PT Bank Niaga Tbk	42,186,000	3,567,381
*	PT Bank Pan Indonesia Tbk	141,853,326	8,879,399
	PT Berlian Laju Tanker Tbk	54,456,800	10,451,007
*	PT Bhakti Investama Tbk	37,610,500	4,292,479
	PT Branta Mulia Tbk	180,000	39,424
*	PT Budi Acid Jaya Tbk	6,410,000	135,825
	PT Charoen Pokphand Indonesia Tbk	13,979,000	781,530
	PT Ciputra Surya Tbk	17,718,000	1,731,187
	PT Clipan Finance Indonesia Tbk	12,461,000	430,631
*	PT Davomas Adabi Tbk	71,017,500	5,531,859
*	PT Delta Dunia Petronda Tbk	593,500	28,596
*	PT Dynaplast Tbk	3,040,000	272,989
	PT Enseval Putera Megatrading Tbk	10,177,500	658,892
*	PT Ever Shine Textile Tbk	19,347,215	162,083
*	PT Great River International Tbk	1,788,000	90,071
	PT Gudang Garam Tbk	1,471,500	1,752,777
*	PT Hero Supermarket Tbk	220,000	127,690

*	PT Holcim Indonesia Tbk	3,000,000	$217,285
	PT Indofood Sukses Makmur Tbk	25,723,500	4,402,749
	PT Indo-Rama Synthetics Tbk	7,901,320	458,958
	PT International Nickel Indonesia Tbk	7,522,000	32,013,999
	PT Jaya Real Property Tbk	25,947,500	3,126,838
*	PT Karwell Indonesia Tbk	1,466,500	8,191
	PT Kawasan Industry Jababeka Tbk	90,681,000	1,781,326
	PT Lautan Luas Tbk	7,721,000	368,435
	PT Lippo Karawaci Tbk	29,935,500	3,279,946
	PT Matahari Putra Prima Tbk	28,335,900	2,175,642
	PT Mayorah Indah Tbk	8,807,572	1,427,165
	PT Medco Energi International Tbk	31,249,000	12,512,079
	PT Metrodata Electronics Tbk	18,582,000	166,966
	PT Mitra Adiperkasa Tbk	826,000	76,079
*	PT Modern Photo Tbk	1,266,500	55,478
*	PT Mutlipolar Corporation Tbk	7,188,750	89,920
*	PT Panasia Indosyntec Tbk	403,200	17,662
*	PT Panin Insurance Tbk	27,606,000	802,141
*	PT Panin Life Tbk	31,969,000	547,116
*	PT Petrosea Tbk	76,000	44,776
*	PT Polychem Indonesia Tbk	9,300,000	219,544
	PT Samudera Indonesia Tbk	415,500	293,929
	PT Selamat Semp Tbk	10,624,000	346,125
	PT Semen Gresik Tbk	8,177,591	34,620,820
*	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,275,592
	PT Summarecon Agung Tbk	3,150,000	466,463
*	PT Sunson Textile Manufacturer Tbk	6,012,000	125,092
*	PT Suparma Tbk	3,995,345	109,609
*	PT Surya Dumai Industri Tbk	5,145,000	202,836
	PT Surya Toto Indonesia Tbk	46,400	35,569
*	PT Suryainti Permata Tbk	4,344,500	257,421
	PT Tempo Scan Pacific Tbk	64,660,000	6,244,247
	PT Tigaraksa Satria Tbk	718,200	17,893
	PT Timah Tbk	5,855,000	6,168,542
	PT Trias Sentosa Tbk	29,527,200	476,512
	PT Trimegah Sec Tbk	34,298,000	568,207
	PT Tunas Ridean Tbk	10,810,000	738,083
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	582,109
	PT Unggul Indah Cahaya Tbk	371,435	101,182
TOTAL COMMON STOCKS			175,272,596

RIGHTS/WARRANTS — (0.0%)
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	84,773

TOTAL — INDONESIA			175,357,369

ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
*	Afcon Industries, Ltd.	2,102	15,256
	Albad Massuot Yitzhak, Ltd.	53,055	570,094
*	Alvarion, Ltd.	4,828	38,768
	American Israeli Paper Mills, Ltd.	23,254	1,110,358
*	Ashtrom Properties, Ltd.	171,400	187,323

	Azorim Investment Development & Construction Co., Ltd.	299,403	$3,767,762
	Bank Hapoalim B.M.	14,182,489	65,834,890
	Bank Leumi Le-Israel	13,378,631	48,056,731
	Bank of Jerusalem, Ltd.	71,150	102,942
	Baran Group, Ltd.	90,555	1,497,171
*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	383,278
	Clal Industries, Ltd.	773,796	4,495,228
*	Delta-Galil Industries, Ltd.	131,707	990,920
	Discount Investment Corp.	283,611	8,564,204
*	Discount Mortgage Bank, Ltd.	3,611	417,632
*	Elbit Medical Imaging, Ltd.	168,210	6,688,025
*	Electra (Israel), Ltd.	13,319	2,101,788
*	Electra Consumer Products	63,603	425,622
*	Elron Electronic Industries, Ltd.	274,956	3,485,288
*	Feuchtwanger Investments 1984, Ltd.	10,500	30
*	First International Bank of Israel, Ltd.	752,360	1,874,441
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,799,687
*	Formula Systems (1985), Ltd.	153,225	2,011,122
*	Formula Vision Technologies, Ltd.	342,725	226,058
*	Granite Hacarmel Investments, Ltd.	142,500	294,333
*	GTC Real Estate NV	3,052	37,330
	IDB Development Corp., Ltd. Series A	299,281	10,295,096
	Industrial Building Corp., Ltd.	937,191	2,305,136
	Israel Cold Storage & Supply Co., Ltd.	7,000	66,229
	Israel Corp., Ltd. Series A	3,576	1,877,265
*	Israel Petrochemical Enterprises, Ltd.	238,177	2,465,121
	Israel Salt Industries, Ltd.	158,462	964,354
*	Israel Steel Mills, Ltd.	97,000	897
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	450,410
*	Kardan Israel, Ltd.	2,237	8,366
*	Knafaim Arkia Holdings, Ltd.	117,857	993,319
*	Koor Industries, Ltd.	149,180	8,061,725
	Leader Holding & Investments, Ltd.	197,439	487,087
*	Liberty Properties, Ltd.	3,457	42,474
	Makhteshim-Agan Industries, Ltd.	227,355	1,361,225
*	Mer Industries, Ltd.	21,439	143,771
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	74,014
*	Metalink, Ltd.	21,794	136,730
*	Middle East Tube Co., Ltd.	46,200	94,155
*	Miloumor, Ltd.	167,676	557,059
*	Minrav Holdings, Ltd.	2,000	131,892
	Mivtach Shamir Holdings, Ltd.	10,944	186,229
*	Naphtha Israel Petroleum Corp.	407,900	228,763
*	OCIF Investments and Development, Ltd.	14,180	404,541
*	Orckit Communications, Ltd.	109,096	1,169,409
	Otzar Hashilton Hamekomi, Ltd.	1,050	98,781
	Packer Plada, Ltd.	4,006	380,246
	Polgat Industries, Ltd. Series A	87,600	66,674
	Property and Building Corp., Ltd.	11,288	1,648,172
*	Retalix, Ltd.	71,662	1,415,316
*	Scailex Corp., Ltd.	423,455	3,510,378
	Shrem Fudim Kelner & Co., Ltd.	101,645	456,723
	Suny Electronic Inc., Ltd.	129,761	527,086
*	Super-Sol, Ltd. Series B	793,301	3,098,820

*	Team Computer & Systems, Ltd.	7,900	$179,949
*	The Israel Land Development Co., Ltd.	234,969	1,335,473
*	Tower Semiconductor, Ltd.	578,773	1,029,209
* #	TTI Team Telecom International, Ltd. ADR	18,170	46,879
*	Union Bank of Israel, Ltd.	499,194	2,539,944
	United Mizrahi Bank, Ltd.	1,696,011	12,111,834
	Urdan Industries, Ltd.	526,698	402,235
*	Ytong Industries, Ltd.	174,250	191,031

TOTAL — ISRAEL			218,520,298

MALAYSIA — (6.0%)
COMMON STOCKS — (6.0%)
	A&M Realty Berhad	213,550	90,258
	Acoustech Berhad	474,400	141,114
	ACP Industries Berhad	2,287,200	1,144,089
*	Advance Synergy Berhad	986,000	91,662
	Advanced Synergy Capital Berhad	153,500	21,693
	Affin Holdings Berhad	9,333,600	5,946,501
	Aluminum Co. of Malaysia Berhad	250,000	95,679
*	AMBD Berhad	1,990,900	162,267
	AmInvestment Group Berhad	994,468	588,253
	AMMB Holdings Berhad	19,012,144	18,137,954
*	Ancom Berhad	413,437	108,029
	Ann Joo Resources Berhad	1,502,000	935,240
*	Antah Holding Berhad	306,000	33,676
	APM Automotive Holdings Berhad	1,024,700	696,566
	Apollo Food Holdings Berhad	198,400	158,698
	Asas Dunia Berhad	524,700	107,897
*	Asia Pacific Land Berhad	5,644,300	807,372
	Asiatic Development Berhad	3,326,700	4,751,239
	Ayer Hitam Planting Syndicate Berhad	27,000	28,376
	Bandar Raya Developments Berhad	3,669,100	1,730,053
	Batu Kawan Berhad	2,240,250	5,277,166
*	Berjaya Capital Berhad	614,136	403,835
*	Berjaya Corp. Berhad	13,245,480	1,458,184
*	Berjaya Corp. Berhad ICULS	34,838,582	1,839,891
	Berjaya Land Berhad	4,343,000	1,141,810
	Bernas Padiberas Nasional Berhad	4,704,100	2,686,903
*	Bimb Holdings Berhad	1,029,800	383,004
	Bina Darulaman Berhad	118,000	35,707
	Binaik Equity Berhad	149,800	34,241
*	Bolton Properties Berhad	1,277,400	335,506
	Boustead Holdings Berhad	3,212,900	2,000,549
	Boustead Properties Berhad	343,700	331,808
	Cahya Mata Sarawak Berhad	1,169,500	621,682
	Chemical Co. of Malaysia Berhad	311,000	273,496
	Chin Teck Plantations Berhad	296,600	482,707
	Choo Bee Metal Industries Berhad	339,700	208,601
*	Compugates Holdings Berhad	5,000	2,114
	Cosway Corp. Berhad	854,100	278,424
*	Country Heights Holdings Berhad	174,000	35,300
	Courts Mammoth Berhad	1,582,000	420,623
*	Crest Builder Holdings Berhad	394,000	114,989

	Cycle & Carriage Bintang Berhad	249,800	$158,307
*	Damansara Realty Berhad	5,487,800	580,917
*	Datuk Keramik Holdings Berhad	127,000	1,631
	Dijaya Corp. Berhad	612,100	147,759
	DNP Holdings Berhad	384,100	103,214
	DRB-Hicom Berhad	7,715,700	4,144,758
*	Dunham-Bush (Malaysia) Berhad	128,115	117,639
	E&O Property Development Berhad	94,383	69,589
	Eastern & Oriental Berhad (6468754)	1,846,566	1,050,332
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	161,661
	Eastern Pacific Industrial Corp. Berhad	414,400	168,057
	ECM Libra Avenue Berhad	5,900,730	1,509,885
*	Ecofirst Consolidated Berhad	1,268,000	72,458
	Edaran Otomobil Nasional Berhad	1,464,900	1,213,194
	Engtex Group Berhad	438,900	164,289
	EON Capital Berhad	1,200,907	2,160,040
	Esso Malaysia Berhad	881,500	732,802
*	Faber Group Berhad	170,300	36,035
	Far East Holdings Berhad	388,800	532,882
	Focal Aims Holdings Berhad	424,000	48,446
*	Fountain View Development Berhad	2,573,200	147,101
	Gamuda Berhad	6,533,900	12,497,017
	General Corp. Berhad	1,521,400	382,974
	Glomac Berhad	1,338,200	496,896
	Gold IS Berhad	1,450,100	725,316
	Golden Hope Plantations Berhad	5,848,950	10,938,795
*	Golden Plus Holdings Berhad	201,000	34,738
*	Gopeng Berhad	273,900	50,905
	Grand United Holdings Berhad	977,700	156,536
*	Gula Perak Berhad	3,605,350	247,478
*	GuocoLand (Malaysia) Berhad	225,600	83,746
	Guthrie Ropel Berhad	191,700	273,661
	Hap Seng Consolidated Berhad	1,499,200	1,082,918
	Highlands and Lowlands Berhad	3,550,100	5,879,542
*	HIL Industries Berhad	373,285	50,137
*	Ho Hup Construction Co. Berhad	175,100	33,040
*	Ho Wah Genting Berhad	369,000	25,853
	Hong Leong Financial Group Berhad	1,191,937	1,940,672
	Hong Leong Industries Berhad	1,225,800	1,943,264
	Hume Industries (Malaysia) Berhad	537,667	546,580
	Hunza Properties Berhad	803,300	516,163
	Hwang-DBS (Malaysia) Berhad	850,700	691,161
	IGB Corp. Berhad	11,062,600	6,954,234
	IJM Corp. Berhad	3,205,200	7,965,797
	IJM Plantations Berhad	204,400	100,978
*	Insas Berhad	3,072,100	628,837
	Integrated Logistics Berhad	1,222,800	691,692
	IOI Properties Berhad	13,600	40,399
	Island & Peninsular Berhad	3,771,823	1,755,841
*	Jaks Resources Berhad	3,438,000	511,537
	Jaya Tiasa Holdings Berhad	1,128,700	1,334,450
	Jerneh Asia Berhad	265,700	171,639
*	Johan Holdings Berhad	228,000	15,957
	Johor Land Berhad	247,940	101,299

*	Jotech Holdings Berhad	5,937,000	$356,557
	K & N Kenanga Holdings Berhad	1,908,000	649,338
*	Karambunai Corp. Berhad	3,390,000	189,202
	Keck Seng (Malaysia) Berhad	1,642,400	2,017,199
	Kian Joo Can Factory Berhad	3,225,480	1,096,361
*	KIG Glass Industrial Berhad	260,000	2,227
	Kim Hin Industry Berhad	453,800	180,105
	Kim Loong Resources Berhad	232,000	108,669
	KLCC Property Holdings Berhad	5,492,000	4,957,470
*	Knusford Berhad	153,300	94,230
	KPJ Healthcare Berhad	1,570,300	941,468
	KrisAssets Holdings Berhad	368,377	277,698
	KSL Holdings Berhad	127,100	72,227
	Kuala Lumpur Kepong Berhad	4,069,650	12,202,999
*	Kub Malaysia Berhad	6,829,000	1,064,642
*	Kuchai Development Berhad	345,600	119,460
	Kulim Malaysia Berhad	2,006,325	3,781,132
*	Kumpulan Europlus Berhad	1,702,900	338,599
	Kumpulan Fima Berhad	585,100	103,631
	Kwantas Corp. Berhad	123,000	172,838
*	Land & General Berhad	14,757,000	1,414,935
	Landmarks Berhad	1,847,200	1,293,306
*	LBS Bina Group Berhad	949,400	149,196
	Leader Universal Holdings Berhad	6,643,033	1,348,481
	Leong Hup Holdings Berhad	1,469,800	508,440
*	Lien Hoe Corp. Berhad	654,850	55,239
*	Lion Corp Berhad	997,000	233,746
	Lion Diversified Holdings Berhad	2,683,300	4,640,386
	Lion Industries Corp. Berhad	4,734,381	1,813,905
	London Biscuits Berhad	218,100	107,136
	MAA Holdings Berhad	722,700	417,149
	Malayan Cement Berhad	67,500	28,149
	Malaysia Building Society Berhad	263,000	81,269
	Malaysia Industrial Development Finance Berhad	6,795,200	2,601,233
*	Malaysian Airlines System Berhad	290,300	460,391
	Malaysian Bulk Carriers Berhad	2,501,300	2,628,540
	Malaysian Mosaics Berhad	354,240	155,866
	Malaysian National Reinsurance Berhad	1,150,800	1,512,292
*	Malaysian Plantations Berhad	5,187,100	4,177,317
*	Malaysian Resources Corp. Berhad	12,833,100	6,349,945
	MBM Resources Berhad	487,533	417,735
*	Measat Global Berhad	348,500	255,766
*	Meda, Inc. Berhad	650,100	46,514
	Mega First Corp. Berhad	981,700	429,255
	Melewar Industrial Group Berhad	1,023,997	301,502
	Mentakab Rubber Co. (Malaya) Berhad	1,100	691
	Merge Housing Berhad	58,952	12,279
	Metro Kajang Holdings Berhad	535,333	221,705
*	Metroplex Berhad	817,000	6,997
*	Mieco Chipboard Berhad	873,900	299,491
	MK Land Holdings Berhad	6,748,700	1,195,812
	MMC Corp. Berhad	6,527,400	10,167,442
	MTD Infraperdana Berhad	5,891,300	1,784,237
	Muda Holdings Berhad	706,000	74,637

	Muhibbah Engineering Berhad	727,300	$830,804
*	MUI Properties Berhad	1,314,000	105,214
*	Mulpha International Berhad	11,639,000	5,621,895
*	Multi-Purpose Holdings Berhad	1,974,000	1,376,731
	Mutiara Goodyear Development Berhad	377,900	66,374
	MWE Holdings Berhad	458,000	119,367
	Mycron Steel Berhad	119,750	28,034
	Naluri Berhad	3,491,300	702,987
*	Nam Fatt Berhad	1,398,600	268,540
	Narra Industries Berhad	154,200	40,495
	NCB Holdings Berhad	2,363,700	1,842,471
	Negri Sembilan Oil Palms Berhad	167,600	146,546
	New Straits Times Press (Malaysia) Berhad	1,655,100	978,926
	NV Multi Corp. Berhad	671,800	115,152
	Nylex (Malaysia) Berhad	328,550	155,793
	Oriental Holdings Berhad	2,837,416	3,924,930
	Oriental Interest Berhad	170,000	69,416
	OSK Holdings Berhad	5,309,618	3,869,058
	OSK Property Holdings Berhad	186,678	63,979
*	OSK Ventures Interantional Berhad	66,000	48,073
	P.I.E. Industrial Berhad	323,600	286,493
	Pacific & Orient Berhad	267,842	127,716
	Pacificmas Berhad	305,000	325,845
*	Pan Malaysia Cement Works Berhad	1,271,800	98,122
	Panasonic Manufacturing Malaysia Berhad	323,380	873,065
*	Paracorp Berhad	252,000	719
	Paramount Corp. Berhad	203,900	128,177
	PBA Holdings Berhad	1,502,500	510,736
	Pelikan International Corp. Berhad	148,680	169,041
*	Permaju Industries Berhad	1,714,300	313,479
	Petaling Garden Berhad	871,000	435,091
	Petronas Dagangan Berhad	970,900	1,580,915
*	Pilecom Engineering Berhad	105,000	8,842
	PJ Development Holdings Berhad	2,131,400	365,318
	PK Resources Berhad	25,000	4,575
	Pos Malaysia & Services Holdings Berhad	3,313,817	4,314,376
	PPB Group Berhad	6,909,466	11,152,142
	Premium Nutrients Berhad	513,100	35,214
*	Prime Utilities Berhad	46,000	5,392
*	Promet Berhad	140,000	0
*	Protasco Berhad	282,200	79,012
	Proton Holdings Berhad	3,652,500	7,519,243
*	Pulai Springs Berhad	159,800	57,496
*	Ramunia Holdings Berhad	816,000	261,105
	Ranhill Berhad	4,044,500	1,491,123
*	RB Land Holdings Berhad	327,900	89,974
	RHB Capital Berhad	11,729,900	14,687,128
	Road Builders (Malaysia) Holdings Berhad	5,519,200	6,704,359
*	Salcon Berhad	287,000	104,941
	Sapura Resources Berhad	286,800	27,455
	Sapura Telecommunications Berhad	155,152	39,926
	Sarawak Enterprise Corp. Berhad	4,271,000	2,392,992
	Sarawak Oil Palms Berhad	139,500	145,140
	Scientex, Inc. Berhad	210,800	243,114

	Selangor Dredging Berhad	619,000	$111,402
	Shangri-La Hotels (Malaysia) Berhad	706,000	514,223
	SHL Consolidated Berhad	943,700	331,262
*	Silverstone Corp. Berhad	8,690	161
	Sime Darby Berhad	355,980	793,057
	Sime Engineering Services Berhad	222,000	108,458
*	South East Asia Lumber, Inc. Berhad	228,800	35,303
	Southern Acids (Malaysia) Berhad	44,000	18,732
*	Southern Steel Berhad	865,300	375,547
*	Store Corp. Berhad	124,630	101,453
	Subur Tiasa Holdings Berhad	438,600	626,271
*	Sumatec Resources Berhad	921,700	238,581
	Sunrise Berhad	2,371,000	1,455,862
	Sunway City Berhad	2,358,700	1,888,334
*	Sunway Holdings, Inc. Berhad	4,443,600	732,411
	Suria Capital Holdings Berhad	1,181,600	243,063
	TA Enterprise Berhad	10,119,100	4,896,562
*	Talam Corp. Berhad	3,534,350	267,674
*	Tamco Corp. Holdings Berhad	219,500	33,540
	Tan Chong Motor Holdings Berhad	5,338,300	1,877,714
	Tekala Corp. Berhad	337,700	97,424
	TH Group Berhad	1,705,800	297,242
*	Time Dotcom Berhad	8,911,700	1,898,719
	Tiong Nam Transport Holdings Berhad	171,500	38,456
	Tradewinds (Malaysia) Berhad	844,200	770,842
*	Tradewinds Corp. Berhad	6,902,600	1,834,808
*	Tradewinds Plantation Berhad	763,300	420,719
*	Trengganu Development & Management Berhad	738,100	238,201
	TSR Capital Berhad	157,900	83,452
	UAC Berhad	95,200	112,098
	UDA Holdings Berhad	1,642,300	1,364,036
	UEM World Berhad	4,987,400	5,137,016
	UMW Holdings Berhad	2,916,443	7,662,585
	Unico-Desa Plantations Berhad	6,160,620	985,255
	Unisem (M) Berhad	4,666,700	2,521,351
	United Malacca Rubber Estates Berhad	427,100	602,627
	United Plantations Berhad	821,200	2,579,970
*	Utama Banking Group Berhad	4,528,000	2,691,227
*	Utusan Melayu (Malaysia) Berhad	449,500	141,203
	VS Industry Berhad	963,400	577,697
	Warisan TC Holdings Berhad	109,850	56,829
*	Weida (Malaysia) Berhad	259,700	54,873
	Worldwide Holdings Berhad	877,100	776,684
	WTK Holdings Berhad	863,000	2,119,939
	Yeo Hiap Seng (Malaysia) Berhad	296,100	201,043
	YTL Corp. Berhad	5,483,600	10,735,139
*	YTL Power International Berhad	570,294	364,796
	Yu Neh Huat Berhad	2,694,400	1,754,498
	Zelan Berhad	508,500	1,286,038
TOTAL COMMON STOCKS			337,258,668

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	98,020

*	Malayan United Industries Berhad A2 08/03/13	1,526,067	$91,486
TOTAL PREFERRED STOCKS			189,506

RIGHTS/WARRANTS — (0.0%)
*	Bimb Holdings Berhad Rights 03/13/07	514,900	44,096
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	10,197
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	13,805
TOTAL RIGHTS/WARRANTS			68,098

TOTAL — MALAYSIA			337,516,272

MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
#	Alfa S.A. de C.V. Series A	6,037,464	38,666,333
	Cemex S.A.B. de C.V. ADR	1,360,000	46,212,800
* #	Cintra S.A. de C.V.	85,000	20,557
*	Consorcio Hogar S.A. de C.V. Series B	707,031	462,310
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	19,975,427
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,671,586	4,401,984
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	1,933
	Corporativo Fragua S.A. de C.V. Series B	70	470
*	Desc S.A. de C.V. Series B	1,747,367	2,645,107
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	80,812
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,356,878
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,640,970
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,255
*	Empresas ICA S.A. de C.V. Sponsored ADR	91,476	3,906,940
*	Empresas ICA S.A.B. de C.V	3,228,700	11,568,048
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	488,000	5,402,261
#	Gruma S.A. de C.V. Series B	3,347,050	10,568,022
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	383,200	1,705,903
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	43,775,657
	Grupo Cementos de Chihuahua S.A. de C.V.	2,798,792	13,286,754
	Grupo Continental S.A. de C.V.	1,444,500	2,975,896
	Grupo Corvi S.A. de C.V. Series L	284,000	76,951
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	12,172,643
*	Grupo Gigante S.A. de C.V. Series B	324,076	383,171
	Grupo Herdez S.A.B. de C.V.	319,000	342,025
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,544,735
	Grupo Industrial Saltillo S.A.B. de C.V.	1,246,869	1,753,448
*	Grupo Iusacell S.A. de C.V.	143,500	1,683,820
#	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	92,530,762
*	Grupo Nutrisa S.A. de C.V.	428	460
	Grupo Posadas S.A. de C.V. Series L	356,000	383,927
*	Grupo Qumma S.A. de C.V. Series B	5,301	85
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	7,647,071
	Industrias Bachoco S.A. Series B	823,600	1,977,077
#	Industrias Penoles S.A. de C.V.	1,277,400	12,471,704
* #	Industrias S.A. de C.V. Series B	4,257,252	15,939,623
*	Jugos del Valle S.A. de C.V. Series B	213,600	1,297,189
	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	45,014,760
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	367,761

*	Sanluis Corporacion S.A. de C.V. Series A	2,400	$844
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,681
*	Savia S.A. de C.V.	3,457,285	247,741
*	US Commercial Corp. S.A. de C.V.	271,000	35,926
#	Vitro S.A. de C.V.	3,272,886	6,566,762
*	Vitro S.A. de C.V. ADR	24,700	143,013

TOTAL — MEXICO			412,245,496

PHILIPPINES — (1.4%)
COMMON STOCKS — (1.4%)
	Aboitiz Equity Ventures, Inc.	5,782,000	982,290
	Alaska Milk Corp.	7,953,000	639,718
*	Alsons Consolidated Resources, Inc.	16,904,000	267,725
*	Bacnotan Consolidated Industries, Inc.	2,036,364	422,142
*	Belle Corp.	30,800,000	884,021
	Cebu Holdings, Inc.	7,763,250	612,552
*	Digital Telecommunications (Philippines), Inc.	116,279,000	4,426,678
	DMCI Holdings, Inc.	3,446,000	463,369
*	Empire East Land Holdings, Inc.	18,460,000	319,433
*	Equitable PCI Bank, Inc.	2,841,900	5,914,631
*	Export & Industry Bank, Inc.	14,950	174
*	Fil-Estate Land, Inc.	7,196,340	130,643
*	Filinvest Development Corp.	6,763,500	734,810
*	Filinvest Land, Inc.	237,350,156	8,378,093
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	1,835,100	2,875,749
*	House of Investments, Inc.	700,000	41,022
*	Kuok Philippine Properties, Inc.	4,300,000	44,350
	Megaworld Properties & Holdings, Inc.	253,331,600	16,010,055
	Metro Bank and Trust Co.	5,430,220	6,906,518
*	Mondragon International Philippines, Inc.	2,464,000	6,346
	Petron Corp.	22,111,000	2,006,185
*	Philippine National Bank	3,619,900	3,729,706
*	Philippine National Construction Corp.	398,900	38,630
*	Philippine Realty & Holdings Corp.	20,930,000	281,352
	Philippine Savings Bank	1,232,313	1,510,706
*	Prime Media Holdings, Inc.	409,000	8,343
*	Prime Orion Philippines, Inc.	14,400,000	83,053
*	RFM Corp.	2,488,200	75,172
	Rizal Commercial Banking Corp.	78,000	63,046
	Robinson’s Land Corp. Series B	13,617,000	5,218,898
	Security Bank Corp.	2,136,110	3,431,933
	Semirara Mining Corp.	161,700	59,778
	SM Development Corp.	21,996,400	1,817,852
*	Solid Group, Inc.	19,668,000	326,087
	Soriano (A.) Corp.	20,195,000	1,297,869
	Union Bank of the Philippines	547,400	682,820
	Universal Robina Corp.	18,561,345	6,638,233

TOTAL — PHILIPPINES			77,329,982

POLAND — (3.9%)
COMMON STOCKS — (3.8%)
	Agora SA	451,684	$6,203,507
*	Amica Wronki SA	174,355	1,623,980
	Bank Millennium SA	6,521,691	21,646,779
	Bank Przemyslowo Handlowy BPH SA	9,050	2,781,181
*	Boryszew SA	232,079	1,657,723
*	Budimex SA	136,359	4,531,346
	Computerland SA	17,076	643,243
	Debica SA	108,119	3,402,382
*	Echo Investment SA	89,433	3,017,240
	Elektrobudowa SA	31,748	1,360,133
	Fabryki Mebli Forte SA	68,159	321,143
*	Farmacol SA	2,354	32,779
*	Firma Chemiczna Dwory SA	39,466	1,650,348
	Grupa Kety SA	72,656	4,535,155
*	Grupa Lotos SA	839,119	11,915,245
*	Huta Ferrum SA	4,233	33,873
*	Impexmetal SA	241,068	19,861,955
	Kredyt Bank SA	248,313	1,826,054
*	Kroscienskie Huty Szkla Krosno SA	55,675	113,031
*	Lentex SA	158,570	2,333,394
*	MNI SA	287,468	493,014
*	Mostostal Export SA	879,352	1,827,360
*	Mostostal Warszawa SA	366,600	5,795,965
*	Mostostal Zabrze Holding SA	350,940	933,720
	Netia Holdings SA	3,205,751	4,884,058
*	Opoczno SA	8,124	113,039
	Orbis SA	668,253	19,258,123
*	Polski Koncern Miesny Duda SA	157,279	761,403
	Polski Koncern Naftowy Orlen SA	5,264,698	78,138,281
	Prokom Software SA	182,188	9,623,943
	Prosper SA	35,168	195,748
*	Provimi-Rolimpex SA	43,412	309,595
*	Raciborska Fabryka Kotlow SA	291,972	1,049,880
*	Stalexport SA	460,000	849,565
	Ster-Projekt SA	98,681	256,521
TOTAL COMMON STOCKS			213,980,706

RIGHTS/WARRANTS — (0.1%)
*	Rafako SA Rights 03/20/07	291,972	2,551,615

TOTAL — POLAND			216,532,321

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	2,353,362	44,654,477
	Advtech, Ltd.	620,958	287,743
	Aeci, Ltd.	1,319,116	12,919,168
	Afgri, Ltd.	1,683,266	1,513,167
*	African Rainbow Minerals, Ltd.	1,244,573	16,712,470
	AG Industries, Ltd.	1,233,907	950,310
	Alexander Forbes, Ltd.	1,311,395	2,979,797
	Allied Electronics Corp., Ltd.	415,073	2,571,636
	Amalgamated Appliance Holdings, Ltd.	1,070,452	929,929

	Argent Industrial, Ltd.	797,929	$1,922,648
*	AST Group, Ltd.	968,701	110,074
	Aveng, Ltd.	1,703,690	9,308,630
	AVI, Ltd.	2,368,608	6,561,610
	Barloworld, Ltd.	2,024,614	48,601,985
*	Bell Equipment, Ltd.	452,449	2,007,996
	Business Connexion Group	465,381	450,349
	Bytes Technology Group, Ltd.	314,654	608,990
	Capitec Bank Holdings, Ltd.	171,133	875,274
	Caxton & CTP Publishers & Printers, Ltd.	1,997,683	4,471,312
	City Lodge Hotels, Ltd.	21,170	222,199
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	603,757	323,798
	Datatec, Ltd.	1,751,826	8,152,161
	Delta Electrical Industries, Ltd.	234,340	616,019
	Dimension Data Holdings PLC	3,977,377	3,798,378
	Distell Group, Ltd.	705,989	5,067,448
	Dorbyl, Ltd.	184,041	381,696
*	Durban Roodeport Deep, Ltd.	308,824	228,596
	Ellerine Holdings, Ltd.	1,358,431	15,054,557
*	Enaleni Pharmaceuticals, Ltd.	318,272	215,059
	Enviroserv Holdings, Ltd.	259,484	356,616
	Exxaro Resources, Ltd.	80,503	682,807
	Gold Fields, Ltd.	183,112	3,201,314
	Gold Fields, Ltd. Sponsored ADR	105,300	1,856,439
	Gold Reef Resorts, Ltd.	344,218	1,095,051
	Grindrod, Ltd.	1,298,695	3,097,041
	Group Five, Ltd.	258,794	1,826,808
*	Harmony Gold Mining Co., Ltd.	3,183,494	43,379,239
* #	Harmony Gold Mining Co., Ltd. ADR	206,920	2,861,704
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,033,639
	Hudaco Industries, Ltd.	158,266	1,611,314
	Iliad Africa, Ltd.	76,658	143,699
	Illovo Sugar, Ltd.	497,655	1,377,245
	Imperial Holdings, Ltd.	349,923	7,950,057
	Investec, Ltd.	1,642,445	19,461,873
*	JCI, Ltd.	4,289,448	0
	JD Group, Ltd.	1,116,746	14,021,066
	Johnic Communications, Ltd.	391,810	4,835,250
*	Kap International Holdings, Ltd.	873,534	549,058
	Lewis Group, Ltd.	774,081	7,293,270
	Liberty Group, Ltd.	1,566,347	17,376,238
*	M Cubed Holdings, Ltd.	1,850,526	66,356
	Medi-Clinic Corp., Ltd.	1,277,088	4,608,956
*	Merafe Resources, Ltd.	13,982,084	1,888,705
	Metair Investment, Ltd.	34,286	1,375,133
*	Metorex, Ltd.	610,501	1,712,315
	Metropolitan Holdings, Ltd.	7,710,299	16,216,792
	Mittal Steel South Africa, Ltd.	2,653,358	40,377,885
	Murray & Roberts Holdings, Ltd.	1,479,104	10,963,914
	Mustek, Ltd.	449,000	673,839
	Mvelaphanda Group, Ltd.	3,564,018	5,569,861
	Nampak, Ltd.	4,365,378	14,040,043
	Nedbank Group, Ltd.	2,065,065	38,510,264

	New Clicks Holdings, Ltd.	2,981,064	$5,384,199
	New Corpcapital, Ltd.	579,166	8,011
	Northam Platinum, Ltd.	830,061	5,688,421
	Nu-World Holdings, Ltd.	158,299	877,126
	Oceana Group, Ltd.	460,727	1,004,982
	Omnia Holdings, Ltd.	387,795	3,420,185
*	Palabora Mining Co., Ltd.	69,265	493,601
*	Peregrine Holdings, Ltd.	665,741	1,311,073
	PSG Group, Ltd.	441,717	1,692,200
	Rainbow Chicken, Ltd.	2,342,148	4,137,468
*	Randgold & Exploration Co., Ltd.	256,811	0
	Redefine Income Fund, Ltd.	83,325	85,212
	Sanlam, Ltd.	25,246,627	66,189,142
	Santam, Ltd.	719,023	10,063,310
	Sappi, Ltd.	1,311,653	18,629,087
	Sappi, Ltd. ADR	264,800	3,823,712
	Spur Corp., Ltd.	153,378	237,466
	Steinhoff International Holdings, Ltd.	8,034,925	28,997,770
	Sun International, Ltd.	190,655	3,534,086
	Super Group, Ltd.	1,473,845	2,548,817
	Telkom South Africa, Ltd.	1,022,486	23,075,256
	Telkom South Africa, Ltd. Sponsored ADR	2,900	262,450
*	Tiger Automotive, Ltd.	467,278	904,826
	Tiger Wheels, Ltd.	535,330	1,151,801
	Tongaat-Hulett Group, Ltd.	757,380	12,567,208
	Trans Hex Group, Ltd.	356,128	739,368
	Trencor, Ltd.	1,003,499	4,451,660
	UCS Group, Ltd.	1,309,466	787,032
	Unitrans, Ltd.	178,989	1,287,876
	Value Group, Ltd.	874,662	341,911

TOTAL — SOUTH AFRICA			668,206,523

SOUTH KOREA — (12.1%)
COMMON STOCKS — (12.1%)
* #	Aekyung Petrochemical Co., Ltd.	19,060	358,228
*	Anam Electronics Co., Ltd.	24,280	121,604
*	Asia Cement Manufacturing Co., Ltd.	10,728	483,553
*	Asia Paper Manufacturing Co., Ltd.	34,410	467,122
	AUK Corp.	40,090	98,668
	Baiksan Co., Ltd.	41,550	65,334
*	BNG Steel Co., Ltd	30,250	296,687
	Bohae Brewery Co., Ltd.	8,830	176,314
#	Bong Shin Co., Ltd.	37,790	43,673
	Boo Kook Securities Co., Ltd.	27,705	510,202
#	Boryung Pharmaceutical Co., Ltd.	10,573	405,707
	BYC Co., Ltd.	810	125,820
	Byuck San Corp.	10,472	160,098
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	704,479
	Cambridge Members Co., Ltd.	8,070	173,466
* #	Capro Corp.	121,830	320,209
	Cheil Industrial, Inc.	95,804	3,951,497
*	Cho Kwang Leather Co., Ltd.	13,660	107,614
	Cho Kwang Paint Co., Ltd.	24,260	67,328

	Choil Aluminum Manufacturing Co., Ltd.	13,190	$166,989
	Chon Bang Co., Ltd.	2,520	87,614
	Chosun Refractories Co., Ltd.	8,170	496,490
	Chungho Comnet Co., Ltd.	17,450	328,787
#	CJ Corp.	1,367	142,008
*	CKD Bio Corp.	9,469	45,431
*	CKF Co., Ltd.	7,160	181,285
* #	Comtec Systems Co., Ltd.	75,460	85,897
*	Cosmochemical Co., Ltd.	47,640	174,584
	Crown Confectionery Co., Ltd.	740	87,595
* #	D.I Corp.	101,890	241,770
	Dae Chang Industrial Co.	25,740	192,220
	Dae Dong Industrial Co., Ltd.	17,320	240,728
#	Dae Hyun Co., Ltd.	192,600	181,623
* #	Dae Sang Corp.	100,184	1,088,690
#	Dae Won Kang Up Co., Ltd.	21,320	336,453
* #	Dae Young Packaging Co., Ltd.	972,440	176,755
* #	Dae Yu Co., Ltd.	64,160	133,645
#	Daeduck Electronics Co., Ltd.	157,570	1,285,063
#	Daeduck Industries Co., Ltd.	54,840	479,018
	Daegu Bank Co., Ltd.	135,722	2,324,789
#	Daehan Fire & Marine Insurance Co, Ltd.	63,050	122,085
#	Daehan Flour Mills Co., Ltd.	5,955	1,258,185
* #	Daehan Pulp Co., Ltd.	15,052	95,583
	Daehan Synthetic Fiber Co., Ltd.	5,193	721,850
	Daekyo Co., Ltd.	24,460	2,040,479
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	210,757
#	Daelim Industrial Co., Ltd.	121,350	10,417,705
	Daelim Trading Co., Ltd.	42,312	231,293
#	Daesang Farmsco	42,230	79,521
*	Daesang Holdings Co., Ltd.	33,096	163,844
#	Daesung Industrial Co., Ltd.	16,340	1,522,026
*	Daewon Cable Co., Ltd.	13,570	65,230
#	Daewon Pharmaceutical Co., Ltd.	19,590	191,641
*	Daewoo Electronic Components Co., Ltd.	18,176	197,130
* #	Daewoo Motor Sales Corp.	93,860	2,532,323
	Daewoong Co., Ltd.	14,890	364,398
	Dahaam E-Tec Co., Ltd.	5,985	194,713
#	Daishin Securities Co., Ltd.	201,051	4,649,359
#	Daiyang Metal Co., Ltd.	117,990	231,206
* #	Daou Technology, Inc.	172,380	1,105,620
#	DC Chemical Co., Ltd.	55,150	2,663,369
*	Digital Power Communications Co., Ltd.	113,840	163,621
	Dong Ah Tire Industrial Co., Ltd.	51,594	282,890
*	Dong Hai Pulp Co., Ltd.	14,310	36,242
	Dong IL Rubber Belt Co., Ltd.	37,288	114,500
#	Dong Wha Pharmaceutical Industries Co.	20,947	625,759
*	Dong Won Co., Ltd.	14,220	154,590
#	Dongbang Agro Co., Ltd.	53,610	243,019
	Dongbang Transport Logistics Co., Ltd.	10,350	185,654
* #	Dongbu Corp.	73,520	1,093,197
* #	Dongbu Hannong Chemical Co., Ltd.	34,320	675,240
#	Dongbu Securities Co., Ltd.	46,962	739,143
* #	Dongbu Steel Co., Ltd.	92,198	817,791

* #	DongbuElectronics Co., Ltd.	625,615	$1,253,244
	Dong-Il Corp.	6,072	489,084
*	Dongkook Industries Co., Ltd.	1,620	13,529
	Dongkuk Steel Mill Co., Ltd.	176,412	4,341,336
#	Dongsu Industrial Co., Ltd.	27,140	464,063
	Dongsung Chemical Co., Ltd.	9,530	109,523
	Dongsung Pharmaceutical Co., Ltd.	18,510	163,676
	Dongwon F&B Co., Ltd.	8,706	635,081
	Dongwon Industries Co., Ltd.	7,116	293,001
*	Dongyang Engineering & Construction Corp.	6,597	234,165
*	Dongyang Express Bus Corp.	3,729	58,954
#	Dongyang Mechatronics Corp.	125,000	534,744
* #	Doosan Corp.	47,020	2,894,962
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	21,203,301
*	DPI Co., Ltd.	15,159	149,783
*	Duck Yang Industry Co., Ltd.	4,000	32,417
#	Ducsung Co., Ltd.	45,260	164,480
* #	Eagon Industrial Co., Ltd.	17,070	330,710
*	En Paper Manufacturing Co., Ltd.	46,660	185,580
	Enex Co., Ltd.	5,960	46,691
#	e-Starco Co., Ltd.	170,050	187,453
#	F&F Co., Ltd.	62,660	286,093
	Feelux Co., Ltd.	95,500	150,744
* #	First Fire & Marine Insurance Co., Ltd.	92,930	428,318
#	Fursys, Inc.	24,120	554,678
#	Gaon Cable Co., Ltd.	12,730	352,920
*	Global & Yuasa Battery Co., Ltd.	44,940	295,501
	Green Cross Corp.	10,540	773,419
	GS Holdings Corp.	285,000	9,776,604
*	H.S. Industries Co., Ltd.	5,690	55,321
* #	Hae In Co., Ltd.	55,050	194,460
#	Halla Engineering & Construction Corp.	38,260	825,746
	Han All Pharmaceutical Co., Ltd.	79,410	172,513
#	Han Kuk Carbon Co., Ltd.	25,070	203,321
	Han Wha Corp.	146,740	5,206,645
#	Han Yang Securities Co., Ltd.	41,750	546,263
	Hana Financial Group, Inc.	88,972	4,736,753
	Handok Pharmaceuticals Co., Ltd.	18,150	280,495
#	Handsome Corp.	114,000	1,746,516
* #	Hanil Cement Manufacturing Co., Ltd.	25,603	2,088,113
* #	Hanil Construction Co., Ltd.	27,480	449,822
* #	Hanil E-Wha Co., Ltd.	135,210	339,847
	Hanil Iron & Steel Co., Ltd.	1,815	41,984
	Hanjin Heavy Industry Co., Ltd.	165,520	5,196,528
	Hanjin Shipping Co., Ltd.	250,060	8,461,350
#	Hanjin Transportation Co., Ltd.	38,000	1,197,463
	Hankook Cosmetics Co., Ltd.	110,860	315,498
	Hankook Shell Oil Co., Ltd.	1,880	118,074
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,505,072
#	Hankuk Electric Glass Co., Ltd.	23,010	455,445
*	Hankuk Glass Industries, Inc.	29,050	1,079,207
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	406,265
#	Hanmi Capital Co., Ltd.	53,950	495,915
	Hansae Co., Ltd.	43,890	131,502

	Hanshin Construction Co., Ltd.	19,880	$373,748
*	Hansol Chemical Co., Ltd.	35,837	289,866
* #	Hansol Paper Co., Ltd.	158,874	2,305,015
#	Hanssem Co., Ltd.	49,690	399,355
* #	Hansung Enterprise Co., Ltd.	9,410	48,658
#	Hanwha Chemical Corp.	267,600	3,826,118
* #	Hanwha Non-Life Insurance Co., Ltd.	57,969	651,973
#	Hanwha Securities Co., Ltd.	122,490	1,323,586
	Hanwha Timeworld Co., Ltd.	9,000	142,477
	Heung-A Shipping Co., Ltd.	63,680	173,234
	Histeel Co., Ltd.	1,188	19,657
*	Hi-Tron Systems, Inc.	11,660	53,937
*	Honam Petrochemical Corp.	60,759	5,232,249
#	Hotel Shilla, Ltd.	187,880	2,857,233
*	HS R&A Co., Ltd.	12,680	147,712
#	Huchems Fine Chemical Corp.	69,410	720,087
* #	Huneed Technologies Co., Ltd.	90,030	94,258
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	116,789	721,602
	Husteel Co., Ltd.	22,160	358,561
#	Hwa Sung Industrial Co.	44,200	789,626
*	Hwacheon Machine Tool Co., Ltd.	2,050	64,161
	Hwacheon Machinery Works Co., Ltd.	4,490	72,312
	Hwashin Co., Ltd.	59,700	153,270
#	Hyosung T & C Co., Ltd.	124,047	3,697,508
*	Hyundae Metal Co., Ltd.	33,010	68,477
	Hyundai Cement Co., Ltd.	17,245	576,026
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,064,209
*	Hyundai DSF Co., Ltd.	27,180	260,670
* #	Hyundai Elevator Co., Ltd.	10,770	778,874
#	Hyundai Hysco	270,550	2,614,618
#	Hyundai Merchant Marine Co., Ltd.	238,271	4,916,196
#	Hyundai Motor Co., Ltd.	548,950	40,309,520
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	260,031
#	Hyundai Securities Co., Ltd.	532,870	7,387,810
	Hyundai Steel Co.	238,900	8,431,160
#	Il Dong Pharmaceutical Co., Ltd.	15,450	714,804
	Il Sung Construction Co., Ltd.	7,660	56,664
* #	Iljin Diamond Co., Ltd.	11,368	181,569
*	Iljin Display Co., Ltd.	14,591	186,056
* #	Iljin Electric, Ltd.	136,910	444,676
	Ilshin Spinning Co., Ltd.	5,070	285,242
#	Ilsung Pharmaceutical Co., Ltd.	9,060	815,493
#	ISU Chemical Co., Ltd.	19,790	186,607
#	Isupetasys Co., Ltd.	116,640	208,682
#	Jahwa Electronics Co., Ltd.	69,130	541,107
#	Jeil Mutual Savings Bank	40,900	479,894
	Jeil Pharmaceutical Co.	29,220	210,296
* #	Jeonbuk Bank, Ltd.	142,814	1,323,798
* #	Jindo Corp.	59,460	192,231
*	Jinro, Ltd.	57	19,449
* #	Joongang Construction Co., Ltd.	20,550	291,350
	K.C. Tech Co., Ltd.	79,845	298,759
	KCC Corp.	29,050	7,885,819
*	KCTC	6,030	215,371

* #	Keang Nam Enterprises Co., Ltd.	49,632	$1,192,728
*	KEC Corp.	116,249	106,781
*	KEC Holdings Co., Ltd.	38,749	56,784
*	Kedcom Co., Ltd.	273,360	117,693
#	Keyang Electric Machinery Co., Ltd.	187,450	375,738
#	KG Chemical Corp.	36,983	321,784
* #	Kia Motors Corp.	931,590	12,067,805
	KISWIRE, Ltd.	38,524	1,123,323
	Kodenshi Korea Corp.	64,590	256,950
* #	KOJE Co., Ltd.	9,110	36,415
	Kolon Chemical Co., Ltd.	30,230	430,452
* #	Kolon Industries, Inc.	58,649	933,046
* #	Korea Automotive Systems Co., Ltd.	10,160	274,810
	Korea Cast Iron Pipe Co., Ltd.	44,688	180,881
* #	Korea Circuit Co.	57,220	241,209
* #	Korea Cottrell Co., Ltd.	54,010	223,876
* #	Korea Data Systems Co., Ltd.	64,021	50,908
	Korea Development Co., Ltd.	40,490	803,472
	Korea Development Leasing Corp.	6,348	350,775
#	Korea Electric Terminal Co., Ltd.	42,160	697,119
	Korea Exchange Bank	482,380	6,961,449
	Korea Export Packing Industries Co., Ltd.	5,420	58,651
	Korea Fine Chemical Co., Ltd.	5,310	103,196
#	Korea Flange Co., Ltd.	18,630	202,262
	Korea Investment Holdings Co., Ltd.	167,096	8,363,527
#	Korea Iron & Steel Co., Ltd.	38,530	1,448,312
	Korea Kolmar Co., Ltd.	20,300	81,024
* #	Korea Komho Petrochemical Co., Ltd.	90,220	2,561,562
#	Korea Line Corp.	29,680	1,698,589
#	Korea Mutual Savings Bank	18,280	360,277
#	Korea Petrochemical Industry Co., Ltd.	17,160	674,780
#	Korea Polyol Co., Ltd.	8,796	420,655
#	Korea Zinc Co., Ltd.	52,610	5,135,380
	Korean Air Co., Ltd.	205,694	7,323,967
	Korean Air Terminal Service Co., Ltd.	10,970	458,685
* #	Korean French Banking Corp.	249,570	392,690
* #	KP Chemical Corp.	304,576	1,706,470
*	KP&L Co., Ltd.	299,540	156,684
#	KPC Holdings Corp.	7,249	234,782
	KT Freetel, Ltd.	408,000	11,201,956
* #	KTB Network, Ltd.	163,610	870,088
#	Kukdo Chemical Co., Ltd.	15,960	411,679
*	Kukdong Corp.	32,500	75,517
	Kukje Pharm Ind. Co., Ltd.	30,180	116,721
	Kumho Electronics Co., Ltd.	3,930	141,915
#	Kumho Industrial Co., Ltd.	110,830	2,248,822
	Kumho Tire Co., Inc.	216,000	2,782,376
	Kumkang Industrial Co., Ltd.	11,170	109,150
	Kunsul Chemical Industrial Co., Ltd.	22,480	337,835
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	756,606
* #	Kwang Myung Electric Engineering Co., Ltd.	210,820	179,404
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,089,010
#	Kyobo Securities Co., Ltd.	118,040	1,241,803
	Kyung Dong Navien Co., Ltd.	3,450	82,088

*	Kyungbang Co., Ltd.	1,856	$314,377
	Leeku Industrial Co., Ltd.	4,242	78,701
#	LG Chemical, Ltd.	209,670	9,737,757
#	LG Corp.	401,120	13,270,021
	LG Dacom Corp.	63,060	1,344,438
#	LG Electronics, Inc.	466,520	29,652,318
	LG Fashion Corp.	50,470	1,141,564
#	LG International Corp.	138,303	3,024,275
	LG Petrochemical Co., Ltd.	118,910	3,736,824
* #	LG Phillips LCD Co., Ltd.	444,000	14,634,763
	Lotte Chilsung Beverage Co., Ltd.	1,080	1,473,850
	Lotte Confectionary Co., Ltd.	3,625	4,645,121
#	Lotte Sam Kang Co., Ltd.	4,440	773,611
	LS Cable, Ltd.	96,200	3,504,512
*	Maniker Co., Ltd.	247,030	290,426
#	Meritz Fire Marine Insurance Co., Ltd.	168,100	1,238,449
#	Meritz Securities Co., Ltd.	114,250	999,773
	Mi Chang Oil Industrial Co., Ltd.	3,650	66,958
	MonAmi Co., Ltd.	9,490	111,406
#	Moorim Paper Co., Ltd.	57,710	498,322
	Motonic Corp.	640	34,624
#	Namhae Chemical Corp.	163,880	626,336
*	Namkwang Engineering & Construction Co., Ltd.	24,660	147,270
*	Namsun Aluminum Co., Ltd.	14,470	42,680
	Namyang Dairy Products Co., Ltd.	1,985	1,685,893
* #	Nasan Co., Ltd.	16,090	304,592
	Nexen Corp.	5,680	121,684
	Nexen Tire Corp.	4,820	86,149
	NH Investment & Securities Co., Ltd.	54,071	623,543
	Nong Shim Holdings Co., Ltd.	7,060	632,658
	Noroo Paint Co., Ltd.	37,899	162,592
#	Ottogi Corp.	10,309	944,526
#	Pacific Pharmaceutical Co., Ltd.	3,840	156,960
#	Pang Rim Co., Ltd.	15,040	270,066
* #	Pantech & Curitel Communications, Inc.	85,030	38,730
* #	Pantech Co., Ltd.	207,480	201,702
	PaperCorea, Inc.	19,552	116,158
	Pohang Coated Steel Co., Ltd.	15,650	271,919
#	Poong Lim Industrial Co., Ltd.	74,350	589,833
#	Poong San Corp.	123,590	2,564,094
	POSCO	420	157,634
	POSCO Sponsored ADR	1,060,011	98,263,020
#	Pulmuone Co., Ltd.	15,710	490,751
#	Pum Yang Construction Co., Ltd.	21,917	258,770
#	Pusan Bank	431,650	5,996,350
#	Pusan City Gas Co., Ltd.	37,100	805,850
* #	Pyung Hwa Holdings Co., Ltd.	42,576	141,268
#	Pyung Hwa Industrial Co., Ltd.	42,488	171,338
*	Rocket Electric Co., Ltd.	3,460	12,456
#	S&T Corp.	25,310	686,417
	S&T Dynamics Co., Ltd.	138,204	852,118
* #	Saehan Industries, Inc.	162,470	943,861
* #	Saehan Media Corp.	116,770	287,287
*	Sajo Industries Co., Ltd.	22,720	148,440

	Sam Kwang Glass Industrial Co., Ltd.	15,850	$314,419
	Sam Whan Camus Co., Ltd.	9,400	66,422
	Sam Yung Trading Co., Ltd.	13,840	40,603
#	Sambu Construction Co., Ltd.	23,868	769,075
*	Samho International Co., Ltd.	12,120	147,426
	Samhwa Crown and Closure Co., Ltd.	3,100	47,124
*	Samhwa Electric Co., Ltd.	18,410	63,884
	Samhwa Paints Industrial Co., Ltd.	48,610	158,659
*	Samick Musical Instruments Co., Ltd.	621,710	544,723
*	Samsung Climate Control Co., Ltd.	11,990	94,618
	Samsung Corp.	617,340	20,333,634
#	Samsung Electro-Mechanics Co., Ltd.	99,520	3,763,518
#	Samsung Fine Chemicals Co., Ltd.	89,080	2,377,568
#	Samsung SDI Co., Ltd.	166,550	11,202,915
#	Samsung Securities Co., Ltd.	116,860	6,550,945
#	Samwhan Corp.	40,500	889,141
#	Samyang Corp.	29,585	1,680,732
#	Samyang Genex Co., Ltd.	9,472	888,553
	Samyang Tongsang Co., Ltd.	8,060	204,263
*	Samyoung Chemical Co., Ltd.	2,820	25,206
#	Samyoung Electronics Co., Ltd.	56,300	458,591
*	SAVEZONE I&C Corp.	166,200	311,582
*	SC Engineering Co., Ltd.	34,640	101,179
	Seah Besteel Corp.	31,400	539,923
* #	Seah Holdings Corp.	10,789	976,662
#	Seah Steel Corp.	14,125	534,126
	Sebang Co., Ltd.	80,550	732,275
	Sejong Industrial Co., Ltd.	101,600	454,855
*	Sempio Foods Co.	16,170	382,884
#	Seondo Electric Co., Ltd.	35,800	77,394
	Seoul Securities Co., Ltd.	627,082	953,952
*	Sewoo Global Co., Ltd.	156,320	196,673
*	SGWICUS Corp.	20,530	64,974
*	SH Chemical Co., Ltd.	44,940	279,675
#	Shin Heung Securities Co., Ltd.	38,683	471,863
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	162,499
#	Shin Young Securities Co., Ltd.	26,040	1,293,701
	Shin Young Wacoal, Inc.	273	26,172
	Shinhan Financial Group Co., Ltd.	91,506	5,161,101
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	324,219
	Shinsegae Engineering & Construction Co., Ltd.	3,980	152,975
	Shinsung Engineering & Construction Co., Ltd.	38,300	198,254
	Shinsung Engineering Co., Ltd.	108,470	389,050
*	Shinsung Tongsang Co., Ltd.	34,250	125,283
*	Silla Trading Co., Ltd.	18,890	87,082
#	Sindo Ricoh Co., Ltd.	27,650	1,480,440
#	SJM Co., Ltd.	60,580	264,284
#	SK Chemicals Co., Ltd.	40,060	1,710,407
	SK Corp., Ltd.	437,740	37,258,015
	SK Gas Co., Ltd.	24,760	1,494,504
#	SKC Co., Ltd.	74,250	1,571,732
	SL Corp.	33,210	215,578
*	Songwon Industrial Co., Ltd.	45,480	193,286
#	Soosan Heavy Industries Co., Ltd.	233,050	200,237

* #	Ssangyong Cement Industry Co., Ltd.	244,156	$3,156,507
* #	Ssangyong Motor Co.	390,550	2,336,166
#	Suheung Capsule Co., Ltd.	52,170	311,864
	Sung Bo Chemicals Co., Ltd.	4,130	141,441
#	Sung Chang Enterprise Co., Ltd.	20,760	472,716
* #	Sung Shin Cement Co., Ltd.	60,720	1,018,245
	Sungjee Construction Co., Ltd.	28,480	522,764
* #	Sungwon Corp.	69,880	392,913
	Sunjin Co., Ltd.	7,650	310,273
#	Sunkyong Securities Co., Ltd.	384,280	528,263
#	Tae Kwang Industrial Co., Ltd.	2,881	2,425,398
	Tae Kyung Industrial Co., Ltd.	92,200	232,124
* #	Tae Young Corp.	24,260	1,710,676
#	Taegu Department Store Co., Ltd.	52,221	888,119
#	Tai Han Electric Wire Co., Ltd.	146,747	3,306,237
	Tai Lim Packaging Industries Co., Ltd.	13,420	118,899
*	Taihan Textile Co., Ltd.	836	72,253
*	Telcoware Co., Ltd.	36,000	416,318
*	The Will-Bes & Co., Ltd.	44,310	150,653
*	Tong Kook Corp.	607	1,007
*	Tong Yang Major Corp.	24,960	174,246
	Tong Yang Moolsan Co., Ltd.	12,890	90,857
* #	TRYBRANDS, Inc.	75,800	423,027
#	TS Corp.	11,001	385,529
*	Unid Co., Ltd.	32,400	655,894
*	Unimo Technology Co., Ltd.	46,890	85,410
	Union Steel Manufacturing Co., Ltd.	29,697	678,700
	Wiscom Co., Ltd.	32,980	136,580
#	Woori Investment & Securities Co., Ltd.	454,770	10,199,081
	WooSung Feed Co., Ltd.	101,890	183,411
	YESCO Co., Ltd.	16,050	511,435
#	Yoosung Enterprise Co., Ltd.	106,520	487,384
#	Youlchon Chemical Co., Ltd.	82,970	780,636
*	Young Poong Mining & Construction Corp.	18,030	1,053
	Youngbo Chemical Co., Ltd.	33,000	76,914
#	Youngone Corp.	178,660	959,881
#	Youngpoong Corp.	4,220	1,031,667
#	Yuhwa Securities Co., Ltd.	26,020	479,212
* #	Yuyang Telecom Co., Ltd.	11,200	122,022
*	Zinus, Inc.	9,330	7,431
TOTAL COMMON STOCKS			677,878,390

RIGHTS/WARRANTS — (0.0%)
*	Jeonbuk Bank, Ltd. Rights 03/16/07	22,850	57,751

TOTAL — SOUTH KOREA			677,936,141

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	1,786,000	431,099
*	Abocom Systems, Inc.	442,000	251,433
	Acbel Polytech, Inc.	2,303,040	1,015,175
*	Accton Technology Corp.	1,621,000	1,030,852

	Allis Electric Co., Ltd.	299,320	$69,924
	Ampoc Far East Co., Ltd.	706,020	335,025
*	Amtran Technology Co., Ltd.	1,669,385	1,312,692
*	Apex Science & Engineering Corp.	103,000	18,720
*	Arima Computer Corp.	4,865,000	1,152,912
	Asia Cement Corp.	11,199,042	11,109,624
	Asia Chemical Corp.	1,480,000	655,444
	Asia Polymer Corp.	1,325,489	547,990
*	Asia Vital Components Co., Ltd.	1,133,322	738,158
	AU Optronics Corp.	3,711,428	5,222,538
	Aurora Corp.	448,650	268,645
	Aurora Systems Corp.	208,000	97,261
	Avision, Inc.	1,108,406	721,195
	Bank of Kaohsiung Co., Ltd.	3,185,622	1,802,679
*	Behavior Tech Computer Corp.	1,580,791	627,212
*	Benq Corp.	13,924,000	6,647,103
	Bes Engineering Corp.	8,513,089	1,832,707
*	Biostar Microtech International Corp.	449,280	273,866
	C Sun Manufacturing, Ltd.	173,892	123,258
*	Carnival Industrial Corp.	2,092,000	434,472
	Cathay Chemical Works, Inc.	857,000	327,622
*	Cathay Real Estate Development Co., Ltd.	4,872,421	3,190,348
	Central Reinsurance Co., Ltd.	1,304,614	502,235
	Chain Qui Development Co., Ltd.	260,000	215,726
*	Champion Building Materials Co., Ltd.	1,195,000	566,575
*	Chang Hwa Commercial Bank	19,928,459	12,917,747
*	Chang-Ho Fibre Corp.	192,000	73,743
*	Charoen Pokphand Enterprises Co., Ltd.	534,000	169,227
	Cheng Loong Corp.	5,914,480	2,299,131
	Chenming Mold Industrial Corp.	727,625	265,601
	Chi Mei Optoelectronic Corp.	17,245,000	16,993,344
*	Chia Her Industrial Co., Ltd.	2,263,340	241,876
*	Chia Hsin Cement Corp.	3,257,000	1,886,736
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,858
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	555,571
*	Chien Tai Cement Co., Ltd.	282,238	14,882
*	China Airlines	17,113,223	7,913,821
	China Chemical & Pharmaceutical Co.	2,971,264	1,011,515
	China Development Financial Holding Corp.	49,184,870	22,255,808
	China Electric Manufacturing Co., Ltd.	1,893,200	964,631
*	China General Plastics Corp.	2,402,000	609,726
	China Glaze Co., Ltd.	863,000	378,174
*	China Man-Made Fiber Co., Ltd.	7,318,813	1,575,077
	China Motor Co., Ltd.	6,076,368	5,738,837
*	China Petrochemical Development Corp.	10,697,000	3,056,648
*	China Rebar Co., Ltd.	439,188	60,247
	China Steel Structure Co., Ltd.	425,219	202,334
	China Synthetic Rubber Corp.	2,450,890	2,496,264
*	China United Trust & Investment Corp.	493,999	41,235
*	China Wire & Cable Co., Ltd.	670,000	139,383
	Chinatrust Financial Holdings Co., Ltd.	25,190,809	19,696,843
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	98,368
	Chin-Poon Industrial Co., Ltd.	1,650,451	1,201,951
	Chun Yu Works & Co., Ltd.	1,800,000	617,552

	Chun Yuan Steel Industrial Co., Ltd.	2,491,187	$1,092,704
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	765,518
	Chung Hwa Pulp Corp.	2,777,419	1,417,997
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	36,616,045	6,822,314
*	Clevo Co.	2,350,990	2,013,348
*	CMC Magnetics Corp.	17,631,000	5,250,825
	Collins Co., Ltd.	1,771,319	546,998
	Compal Electronics, Inc.	2,266,898	1,948,323
*	Compeq Manufacturing Co., Ltd.	6,303,000	2,689,278
*	Compex International Co. Ltd.	46,400	282
	Continental Engineering Corp.	3,223,848	2,683,247
*	Cosmos Bank Taiwan	8,696,000	3,411,144
	CTCI Corp.	2,705,961	2,533,563
	Cyntec Co., Ltd.	38,798	54,091
*	Da-Cin Construction Co., Ltd.	1,421,579	548,707
*	Delpha Construction Co., Ltd.	1,684,044	425,354
*	Der Pao Construction Co., Ltd.	1,139,000	28,345
	Diamond Flower Electric Instrument Co., Ltd.	66,585	144,362
	E.Sun Financial Holding Co., Ltd.	106,000	68,971
	Eastern Media International	8,164,235	2,037,434
	Eclat Textile Co., Ltd.	243,249	173,396
	Edom Technology Co., Ltd.	740,800	328,556
	Elan Microelectronics Corp.	1,495,361	1,386,016
*	Elite Material Co., Ltd.	102,697	48,853
	Elite Semiconductor Memory Technology, Inc.	747,582	1,398,688
	Elitegroup Computer Systems Co., Ltd.	2,949,975	1,547,501
	Enlight Corp.	1,485,000	490,659
*	EnTie Commercial Bank	5,576,474	1,533,315
	Eten Information Systems, Ltd.	834,094	873,067
	Eva Airways Corp.	16,403,783	6,898,671
*	Ever Fortune Industrial Co., Ltd.	409,000	4,096
*	Everest Textile Co., Ltd.	2,387,002	505,799
	Evergreen International Storage & Transport Corp.	5,221,000	2,721,695
	Evergreen Marine Corp., Ltd.	8,407,527	5,389,935
	Everlight Chemical Industrial Corp.	1,816,950	905,982
*	Everspring Industry Co., Ltd.	1,293,180	305,601
*	Evertop Wire Cable Corp.	760,000	376,356
	Excel Cell Electronics Co., Ltd.	565,000	424,950
	Far East Textile, Ltd.	17,269,458	14,461,723
	Far Eastern Department Stores, Ltd.	4,116,332	2,871,110
	Far Eastern International Bank	5,970,236	3,206,336
	Federal Corp.	2,165,876	1,582,767
	Feng Hsin Iron & Steel Co., Ltd.	333,000	447,319
*	FIC Global, Inc.	244,510	48,885
	First Copper Technology Co., Ltd.	1,750,750	811,928
	First Financial Holding Co., Ltd.	3,305,163	2,390,533
	First Hotel	399,454	454,730
*	First Steamship Co., Ltd.	728,000	730,177
	Formosa Taffeta Co., Ltd.	6,473,511	5,029,963
*	Formosan Rubber Group, Inc.	2,419,000	1,802,047
	Formosan Union Chemical Corp.	215,239	83,559
	Fortune Electric Co., Ltd.	945,000	496,879
*	Fortune Information Systems Corp.	255,000	104,321

*	Fu I Industrial Co., Ltd.	264,000	$90,501
	Fubon Financial Holding Co., Ltd.	15,439,000	14,063,781
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,612,743
	Fwuson Industry Co., Ltd.	915,000	240,810
*	G.T.M. Corp.	543,000	431,326
*	Giga Storage Corp.	2,039,898	377,062
	Giga-Byte Technology Co., Ltd.	3,967,287	3,053,201
	Gold Circuit Electronics, Ltd.	1,421,805	1,223,714
	Goldsun Development & Construction Co., Ltd.	6,290,232	3,584,458
	Good Will Instrument Co., Ltd.	348,000	250,658
	Gordon Auto Body Parts Co., Ltd.	819,690	446,726
*	Grand Pacific Petrochemical Corp.	3,172,000	1,064,766
	Grape King, Inc.	854,000	282,989
	Great China Metal Industry Co., Ltd.	1,531,000	861,030
	Great Wall Enterprise Co., Ltd.	2,406,980	1,851,743
	Hanpin Co., Ltd.	1,008,000	546,214
*	Helix Technology, Inc.	158,211	9,482
	Hey Song Corp.	2,757,000	1,299,468
*	Hitron Technologies, Inc.	619,000	251,089
*	Ho Tung Holding Corp.	2,929,628	655,924
*	Hocheng Corp.	2,056,000	840,544
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	265,701
*	Hong Ho Precision Textile Co., Ltd.	93,889	13,351
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	1,128,382
*	Hong Yi Fiber Industry Co., Ltd.	418,000	111,634
	Hsin Kuang Steel Co., Ltd.	990,481	703,986
	Hsing Ta Cement Co., Ltd.	1,561,980	566,987
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	993,866
	Hua Nan Financial Holding Co., Ltd.	86,428	65,112
*	Hualon Corp.	257,040	8,425
	Hung Ching Development & Construction Co., Ltd.	1,828,468	1,074,134
	Hung Poo Construction Corp.	1,648,000	1,673,494
	Hung Sheng Construction Co., Ltd.	2,520,000	1,802,274
*	Hwa Fong Rubber Co., Ltd.	217,000	53,763
	Inventec Corp.	5,779,712	4,497,656
	Jui Li Enterprise Co., Ltd.	355,000	98,669
	Jung Shing Wire Co., Ltd.	123,000	41,849
	K Laser Technology, Inc.	680,000	690,699
	Kang Na Hsiung Co., Ltd.	1,395,127	689,875
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	420,944
	Kaulin Manufacturing Co., Ltd.	820,050	610,687
*	Kee Tai Properties Co., Ltd.	823,900	759,742
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	981,134
	King Yuan Electronics Co., Ltd.	4,096,914	3,222,869
*	Kingdom Construction Co., Ltd.	2,469,000	1,188,797
*	King’s Town Bank	3,128,012	943,211
	Kinpo Electronics, Inc.	7,250,440	2,690,263
	Knowledge-Yield-Excellence Systems Corp.	418,941	490,113
	Kung Long Batteries Industrial Co., Ltd.	173,000	197,438
*	Kuoyang Construction Co., Ltd.	641,029	565,514
*	Kwong Fong Industries Corp.	3,076,000	971,555
*	Lan Fa Textile Co., Ltd.	745,604	179,478
*	Lead Data Co., Ltd.	2,222,140	404,097
*	Leadtek Research, Inc.	1,009,493	288,859

*	Lealea Enterprise Co., Ltd.	3,654,000	$757,284
	Lee Chang Yung Chemical Industry Corp.	900,376	887,985
	Lee Chi Enterprises Co., Ltd.	1,889,900	902,632
	Lelon Co., Ltd.	919,118	584,412
*	Leofoo Development Co., Ltd.	1,940,000	1,453,852
	Les Enphants Co., Ltd.	157,740	129,031
*	Li Peng Enterprise Co., Ltd.	3,223,000	942,257
	Li Shin International Enterprise Corp.	236,528	168,830
	Lian Hwa Foods Corp.	157,000	49,541
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	219,820
	Lien Hwa Industrial Corp.	3,157,911	1,542,505
*	Lingsen Precision Industries, Ltd.	1,536,320	625,000
	Long Bon Development Co., Ltd.	2,146,943	1,718,038
	Long Chen Paper Co., Ltd.	2,459,000	1,195,069
	Lucky Cement Corp.	2,045,000	584,765
*	Lung Hwa Electronics Corp.	163,000	32,655
*	Macronix International Co., Ltd.	18,367,009	7,316,248
	Mayer Steel Pipe Corp.	728,200	628,142
	Maywufa Co., Ltd.	187,575	57,698
	Mega Financial Holding Co., Ltd.	44,201,000	29,234,623
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	556,700	344,734
*	Mercuries & Associates, Ltd.	2,495,980	945,250
*	Mercuries Data Co., Ltd.	981,800	238,517
	Merida Industry Co., Ltd.	447,260	482,884
*	Microelectronics Technology, Inc.	2,394,000	1,039,082
	Micro-Star International Co., Ltd.	4,892,931	3,615,002
*	Microtek International, Inc.	819,062	109,509
	Mitac Technology Corp.	1,501,065	625,585
	Mobiletron Electronics Co., Ltd.	90,000	102,087
	Mospec Seminconductor Corp.	404,000	220,734
*	Mustek Systems, Inc.	1,327,514	258,595
*	Namchow Chemical Industrial Co., Ltd.	348,057	92,627
	Nankang Rubber Tire Co., Ltd.	146,036	219,684
	Nantex Industry Co., Ltd.	1,263,615	743,274
	Nanya Technology Co., Ltd.	13,242,085	10,083,468
*	New Asia Construction & Development Co., Ltd.	728,542	141,729
	Nien Hsing Textile Co., Ltd.	2,761,000	1,656,760
	Ocean Plastics Co., Ltd.	1,135,776	613,325
*	Optimax Technology Corp.	2,899,000	1,619,168
*	Opto Tech Corp.	1,328,000	844,126
*	Orient Semiconductor Electronics, Ltd.	648,713	148,027
	Oriental Union Chemical Corp.	3,814,000	2,628,879
*	Pacific Construction Co., Ltd.	3,603,256	801,289
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,559
*	Pan Jit International, Inc.	1,229,423	1,054,602
	Phihong Technology Co., Ltd.	1,445,404	1,085,726
*	Picvue Electronics, Ltd.	241,600	12,282
*	Potrans Electrical Corp.	1,139,000	150,714
*	Primax Electronics, Ltd.	1,839,744	886,049
	Prince Housing & Development Corp.	3,013,987	2,061,513
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	6,185,157	812,241
*	Promise Technology, Inc.	646,126	772,038

*	Quintain Steel Co., Ltd.	2,311,000	$490,240
	Radium Life Tech Corp.	698,273	1,133,526
	Ralec Electronic Corp.	286,018	264,873
	Realtek Semiconductor Corp.	1,503,810	2,447,668
*	Rectron, Ltd.	877,300	156,082
*	Reward Wool Industry Corp.	965,000	230,426
*	Rexon Industrial Corp., Ltd.	467,820	143,730
*	Ritek Corp.	15,106,518	3,625,455
	Ruentex Development Co., Ltd.	2,897,000	2,267,429
	Ruentex Industries, Ltd.	2,485,000	1,698,355
*	Sainfoin Technology Corp.	835,498	8,621
*	Sampo Corp.	5,406,684	1,209,876
	San Fang Chemical Industry Co., Ltd.	207,280	148,745
	Sanyang Industrial Co., Ltd.	3,920,000	2,424,397
	Sanyo Electric Co., Ltd.	826,000	553,403
*	Senao International Co., Ltd.	148,000	169,513
*	Shan-Loong Transportation Co., Ltd.	127,000	61,400
	Sheng Yu Steel Co., Ltd.	1,553,000	1,508,410
	Shihlin Electric & Engineering Corp.	1,643,000	1,676,108
	Shinkong Co., Ltd.	1,693,233	904,040
*	Shinkong Synthetic Fibers Co., Ltd.	6,865,000	1,728,503
	Shuttle, Inc.	1,050,223	405,028
	Silicon Integrated Systems Corp.	7,301,485	3,922,692
	Sincere Navigation Corp.	458,462	662,829
*	Sinkang Industries Co., Ltd.	419,000	459,963
	Sinkong Spinning Co., Ltd.	935,825	846,810
	Sinon Corp.	1,798,700	543,151
	SinoPac Holdings Co., Ltd.	16,302,809	8,114,535
*	Sintek Photronics Corp.	4,527,182	827,108
	Siward Crystal Technology Co., Ltd.	514,332	363,256
*	Solomon Technology Corp.	1,916,000	571,092
	South East Soda Manufacturing Co., Ltd.	1,018,000	503,271
	Southeast Cement Co., Ltd.	2,802,700	840,338
*	Space Shuttle Hi-Tech Co., Ltd.	317,032	59,439
	Standard Chemical & Pharmaceutical Co., Ltd.	837,000	498,736
*	Standard Foods Taiwan, Ltd.	1,526,000	663,983
	Stark Technology, Inc.	1,073,000	538,865
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	726,375
	Synnex Technology International Corp.	1,460,900	1,649,174
*	Syscom Computer Engineering Co.	353,000	116,340
*	Sysware Systex Corp.	920,890	958,192
	T JOIN Transportation Co.	1,537,000	1,119,740
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,446,334
	Ta Chong Bank, Ltd.	11,394,906	3,685,017
	Ta Ya Electric Wire & Cable Co., Ltd.	2,677,906	1,188,448
	Ta Yih Industrial Co., Ltd.	192,000	154,633
	Tah Hsin Industrial Corp.	912,000	615,561
*	Tai Roun Products Co., Ltd.	180,000	43,571
	Ta-I Technology Co., Ltd.	741,699	2,073,639
*	Taichung Commercial Bank	8,369,000	1,975,922
*	Tainan Spinning Co., Ltd.	7,268,000	3,262,503
*	Taishin Financial Holdings Co., Ltd.	31,031,000	16,148,815
*	Taisun Enterprise Co., Ltd.	1,586,721	350,056
*	Taita Chemical Co., Ltd.	1,394,690	385,745

*	Taiwan Business Bank	22,571,549	$6,998,214
	Taiwan Cement Corp.	12,064,315	9,887,393
	Taiwan Cooperative Bank	12,419,773	8,972,648
	Taiwan Fire & Marine Insurance Co., Ltd.	1,895,320	1,190,655
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	98,287
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	96,987
	Taiwan Glass Ind. Corp.	4,019,203	3,279,386
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	738,475
	Taiwan Kai Yih Industrial Co., Ltd.	651,000	376,415
*	Taiwan Kolin Co., Ltd.	5,797,000	1,543,453
	Taiwan Line Tek Electronic Co., Ltd.	419,120	251,356
	Taiwan Mask Corp.	1,678,000	954,632
	Taiwan Navigation Co., Ltd.	684,898	627,183
	Taiwan Polypropylene Co., Ltd.	1,356,000	1,285,439
*	Taiwan Pulp & Paper Corp.	1,908,000	539,801
	Taiwan Sakura Corp.	1,321,397	397,950
	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	539,343
*	Taiwan Styrene Monomer Corp.	3,439,000	1,449,801
*	Taiwan Tea Corp.	4,133,381	858,634
	Taiyen Biotech Co., Ltd.	1,390,000	810,522
*	Tatung Co., Ltd.	22,351,000	9,693,859
*	Teapo Electronic Corp.	2,021,670	495,057
	Teco Electric & Machinery Co., Ltd.	9,861,834	5,176,978
	Tecom, Ltd.	1,440,753	608,963
	Test-Rite International Co., Ltd.	1,318,753	747,898
	Tex-Ray Industrial Co., Ltd.	724,000	306,773
	The Ambassador Hotel	605,000	697,063
*	The Chinese Bank	8,296,000	405,358
	The First Insurance Co., Ltd.	1,602,224	811,144
	Thye Ming Industrial Co., Ltd.	164,000	141,834
	Ton Yi Industrial Corp.	6,049,810	2,377,543
	Tong Yang Industry Co., Ltd.	422,000	381,537
*	Tong-Hwa Synthetic Fiber Co., Ltd.	130,000	22,645
	Tsann Kuen Enterprise Co., Ltd.	1,735,000	1,668,135
	TSRC Corp.	1,874,400	1,343,661
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	239,000	55,512
	Tung Ho Steel Enterprise Corp.	2,688,555	2,877,928
*	Twinhead International Corp.	1,311,017	202,184
*	TYC Brother Industrial Co., Ltd.	543,320	394,137
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	481,688
	Tze Shin International Co., Ltd.	840,000	504,126
*	Union Bank of Taiwan	7,997,577	2,130,672
*	Union Insurance Co., Ltd.	1,794,575	225,065
	Unitech Electronics Co., Ltd.	1,008,474	465,939
	Unitech Printed Circuit Board Corp.	1,809,475	929,768
	United Integration Service Co., Ltd.	930,000	692,438
	United Microelectronics Corp.	70,360,474	41,795,854
*	Universal Cement Corp.	2,464,169	935,616
*	Universal Microelectronics Co., Ltd.	729,010	507,658
	Universal Scientific Industrial Co., Ltd.	3,733,823	1,861,625
	Universal, Inc.	622,000	209,801
	UPC Technology Corp.	3,679,799	1,901,616
	USI Corp.	3,730,000	1,140,519
*	U-TECH Media Corp.	1,265,799	303,291

*	Ve Wong Corp.	725,000	$321,465
*	Visual Photonics Epitacy Co., Ltd.	86,000	124,789
*	Walsin Lihwa Corp.	11,367,412	5,729,608
	Walsin Technology Corp., Ltd.	2,843,513	2,612,038
	Wan Hwa Enterprise Co., Ltd.	1,079,843	611,932
	Waterland Financial Holdings	10,873,000	3,361,775
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	421,103
*	Wei Chuan Food Corp.	1,007,000	771,647
	Weltrend Semiconductor, Inc.	1,086,000	747,554
*	Winbond Electronics Corp.	18,684,000	6,754,562
	Wintek Corp.	6,469,000	5,530,187
	WPG Holdings Co., Ltd.	958,985	488,546
	Wus Printed Circuit Co., Ltd.	2,785,928	1,172,483
*	Yageo Corp.	13,051,840	5,543,617
	Yang Ming Marine Transport Corp.	5,786,058	3,900,021
*	Yeung Cyang Industrial Co., Ltd.	445,270	605,712
*	Yi Jinn Industrial Co., Ltd.	1,966,000	245,630
	Yieh Phui Enterprise Co., Ltd.	6,642,143	2,776,981
	Yosun Industrial Corp.	1,254,668	744,307
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	7,927,572	3,137,788
	Yulon Motor Co., Ltd.	6,022,270	7,061,673
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	103,425
	Yung Shin Pharmaceutical Industrial Co., Ltd.	440,400	383,278
	Yung Tay Engineering Co., Ltd.	2,407,000	1,383,370
	Zig Sheng Industrial Co., Ltd.	3,158,596	806,174

TOTAL — TAIWAN			644,581,170

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast PCL (Foreign)	400,000	33,387
*	Adkinson Securities PCL (Foreign)	2,688,100	628,079
*	Advance Agro PCL (Foreign)	1,859,030	2,089,872
	Aromatics (Thailand) PCL (Foreign)	4,082,300	5,219,105
	Asia Plus Securities PCL (Foreign)	4,000,000	329,170
	Bangkok Bank PCL (Foreign)	5,539,200	18,396,167
	Bangkok Expressway PCL (Foreign)	5,353,500	3,697,494
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	239,872
	Bangkok Insurance PCL (Foreign)	87,880	578,549
*	Bangkok Land PCL (Foreign)	39,735,803	1,004,344
*	Bangkok Land PCL (Foreign) NVDR	4,800,000	102,983
	Bank of Ayudhya PCL (Foreign)	16,377,100	9,482,112
	Banpu PCL (Foreign)	1,454,300	7,992,773
	Big C Supercenter PCL (Foreign)	1,274,800	1,760,929
	Cal-Comp Electronics (Thailand) PCL (Foreign)	13,617,400	1,889,026
	Capital Nomura Securities PCL (Foreign)	370,100	282,810
*	Capital Nomura Securities PCL (Foreign) NVDR	19,000	14,519
	Central Plaza Hotel PCL (Foreign)	5,422,500	980,114
	Charoen Pokphand Foods PCL (Foreign)	43,926,440	5,990,262
	Charoong Thai Wire & Cable PCL (Foreign)	646,900	180,619
	Delta Electronics (Thailand) PCL (Foreign)	4,385,700	2,255,687
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,415,217
	Erawan Group PCL (Foreign)	3,812,400	410,092

	Finansa PCL (Foreign)	967,800	$327,104
	GFPT PCL (Foreign)	498,600	169,986
	GMM Grammy PCL (Foreign)	338,100	67,570
*	Golden Land Property Development PCL (Foreign)	232,500	42,366
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	170,000	30,977
	Hana Microelectronics PCL (Foreign)	935,000	707,605
	Hermraj Land & Development PCL (Foreign)	48,853,300	1,220,435
	ICC International PCL (Foreign)	2,755,000	3,299,522
*	International Engineering PCL (Foreign)	19,689,100	596,026
*	Italian-Thai Development PCL (Foreign)	700,000	104,923
*	Jasmine International PCL (Foreign)	54,242,600	653,621
	Kang Yong Electric PCL (Foreign)	236,200	374,866
	Kasikornbank PCL (Foreign)	1,530,000	2,967,818
*	KCE Electronics PCL (Foreign)	1,743,300	196,746
*	KGI Securities One PCL (Foreign)	14,256,100	624,294
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,677,120
	Krung Thai Bank PCL (Foreign)	39,124,400	13,338,517
	Krungthai Card PCL (Foreign)	1,255,200	949,931
*	Laguna Resorts & Hotels PCL (Foreign)	545,800	1,211,106
	Lalin Property PCL (Foreign)	4,561,600	584,528
*	Loxley PCL (Foreign)	17,739,300	844,604
*	Magnecomp Precision Technology (Foreign)	15,950,000	885,981
	MBK Development PCL (Foreign)	843,400	1,363,321
*	Mida Assets PCL (Foreign)	7,688,400	386,397
	MK Real Estate Development PCL (Foreign)	5,772,100	447,857
	M-Link Asia Corp. PCL (Foreign)	2,984,609	123,683
	Modernform Group PCL (Foreign)	46,000	54,754
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	749,949
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,187,579
*	Natural Park PCL (Foreign)	55,231,800	405,818
	Noble Development PCL (Foreign)	2,425,600	320,799
*	Pacific Assets PCL (Foreign)	1,034,500	159,622
	Padaeng Industry PCL (Foreign)	1,600,800	1,917,196
*	Patkol PCL (Foreign)	420,000	44,191
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	80,557
*	Polyplex PCL (Foreign)	5,424,000	624,896
	Power Line Engineering PCL (Foreign)	3,203,000	635,422
	Pranda Jewelry PCL (Foreign)	110,000	22,307
*	Property Perfect PCL (Foreign)	3,707,900	357,440
	PTT Chemical PCL (Foreign)	3,156,210	7,235,397
	Quality Houses PCL (Foreign)	43,250,400	1,512,652
	Regional Container Lines PCL (Foreign)	6,950,000	4,718,442
	Rojana Industrial Park PCL (Foreign)	222,600	79,161
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,095,342
	Saha Pathanapibul PCL (Foreign)	1,367,000	751,298
*	Saha-Union PCL (Foreign)	3,025,300	2,267,308
*	Sahaviriya Steel Industries PCL (Foreign)	73,350,400	2,371,357
	Sansiri PCL (Foreign)	10,262,900	904,885
*	SC Asset Corp. PCL (Foreign)	350,000	90,007
	Seamico Securities PCL (Foreign)	5,788,600	619,265
*	Shinawatra Satellite PCL (Foreign)	11,230,400	2,310,442
	Siam Commercial Bank PCL (Foreign)	4,716,800	9,149,414
	Siam Industrial Credit PCL (Foreign)	4,478,950	626,592

	Siam Makro PCL (Foreign)	331,200	$803,057
#	Sino-Thai Engineering & Construction PCL (Foreign)	5,221,400	681,352
*	Solartron PCL (Foreign)	1,658,600	170,613
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	517,765
*	STP & I PCL (Foreign)	600,500	72,360
	Supalai PCL (Foreign)	10,329,366	1,056,464
	SVI PCL (Foreign)	319,600	105,203
*	SVOA PCL (Foreign)	4,744,000	234,237
*	Syntec Construction PCL (Foreign)	14,210,000	421,810
*	Tata Steel (Thailand) PCL (Foreign)	11,139,300	373,220
	Thai Plastic & Chemicals PCL (Foreign)	3,482,700	1,801,485
	Thai Rayon PCL (Foreign)	165,000	172,153
	Thai Rung Union Car PCL (Foreign)	5,386,250	544,561
	Thai Wacoal PCL (Foreign)	93,300	91,860
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	177,921
	Thanachart Capital PCL (Foreign)	12,543,100	4,608,046
	Thoresen Thai Agencies PCL (Foreign)	3,622,600	3,007,743
	Tipco Asphalt PCL (Foreign)	246,356	202,732
*	Tisco Bank PCL (Foreign) NVDR	246,000	154,721
*	TMB Bank PCL (Foreign)	29,900,000	1,660,867
	TPI Polene PCL (Foreign)	13,440,324	4,819,161
*	Tuntex (Thailand) PLC (Foreign)	1,987,600	112,158
	Tycoons Worldwide Group PCL (Foreign)	1,243,300	213,764
*	United Communication Industry PCL (Foreign)	864,400	978,087
*	Univentures PCL (Foreign)	3,481,400	218,962
	Vanachai Group PCL (Foreign)	9,076,500	1,227,095
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	118,384
	Vinythai PCL (Foreign)	5,213,817	1,118,615
TOTAL COMMON STOCKS			166,126,574

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 2007	3,987,330	21,094
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	47,680
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	22,409
*	SVI PCL (Foreign) Warrants 12/06/10	79,900	6,481
TOTAL RIGHTS/WARRANTS			97,664

TOTAL — THAILAND			166,224,238

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	413,693	244,712
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	53,129
	Akbank T.A.S.	3,220,238	21,486,011
*	Akenerji Elektrik Uretim A.S.	216,113	630,574
*	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,780,041
	Aksigorta A.S.	1,333,878	5,551,462
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	99,197
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	498,638
	Alarko Holding A.S.	457,862	1,121,261
	Alkim Alkali Kimya A.S.	23,022	85,269
*	Alternatifbank A.S.	1	1

*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	$347,559
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,630,456
	Anadolu Cam Sanayii A.S.	624,194	2,749,108
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	33,234	307,377
*	Ayen Enerji A.S.	600,828	787,560
*	Aygaz A.S.	952,119	2,531,584
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	240,592
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	308,355
	Bati Anabolu Cimento A.S.	255,022	2,061,111
	Bati Soeke Cimento Sanayi A.S.	152,288	396,139
*	Beko Elektronik A.S.	283,333	351,805
	Bolu Cimento Sanayii A.S.	557,470	1,139,727
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	831,635
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	821,112
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	590,759
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,732	233,786
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,358,486
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,021
*	Demisas Dokum Mamulleri Sanayi A.S.	53,976	48,501
*	Dogan Gazetecilik A.S.	96,299	188,664
	Dogan Sirketler Grubu Holding A.S.	7,151,980	11,707,260
*	Dogus Otomotiv Servis ve Ticaret A.S.	59,000	280,543
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	426,944	1,370,448
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	544,049	2,237,828
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	757,972
*	Edip Iplik Sanayi ve Ticaret A.S.	10,900	44,718
*	Ege Endustri Ve Ticaret A.S.	10,444	97,542
	Enka Insaat ve Sanayi A.S.	21,683	258,928
	Eregli Demir ve Celik Fabrikalari Turk A.S.	2,158,156	17,918,259
*	Fortis Bank A.S.	1	1
*	Fortis Bank A.S. - New	1,569,818	2,110,867
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	78,403	88,309
*	Goldas Kuyumculuk Sanayi A.S.	327,200	394,503
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,243,162
*	Goodyear Lastikleri T.A.S.	50,050	682,838
*	GSD Holding A.S.	664,038	544,888
*	Gubre Fabrikalari Ticaret A.S.	54,895	141,383
	Gunes Sigorta A.S.	309,093	563,168
*	Hektas Ticaret T.A.S.	242,577	162,258
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	35,223
*	Ihlas Holding A.S.	2,743,806	1,087,360
*	Izmir Demir Celik Sanayii A.S.	230,946	1,021,761
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	419,387	364,074
	Karton Sanayi ve Ticaret A.S.	1,400	85,280
*	Klimasan Klima Sanayi ve Ticaret A.S.	17,442	35,374
*	Klimasan Klima Sanayi ve Ticaret A.S.	26,163	45,549
*	Koc Holding A.S. Series B	2,755,668	12,084,098
	Konya Cimento Sanayii A.S.	933	50,625
	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,134,257
*	Kutahya Porselen Sanayii A.S.	7,076	110,191
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,000,099
*	Marmari Marti Otel Isletmeleri A.S.	385,082	401,436
	Marshall Boya ve Vernik Sanayii A.S.	17,490	310,239

*	Medya Holdings A.S.	33,508	$0
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,146,732	425,022
	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	278,928
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	164,231
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	783,529
	Otobus Karoseri Sanayi A.S.	57,850	565,982
*	Parsan Makina Parcalari Sanayii A.S.	107,692	138,401
	Pinar Entegre et ve Un Sanayii A.S.	113,128	238,321
	Pinar Sut Mamulleri Sanayii A.S.	107,272	360,343
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,276
*	Sabah Yayincilik A.S.	31,938	85,891
*	Sanko Pazarlama Ithalat Ihracat A.S.	96,530	217,761
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	936,303
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	767,880
*	Tat Konserve Sanayii A.S.	175,295	325,215
*	Tekstil Bankasi A.S.	379,143	413,042
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	458,990
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	2,858,416
	Trakya Cam Sanayii A.S.	1,581,854	4,617,965
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,100,892
	Turk Demir Dokum Fabrikalari A.S.	104,199	787,547
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	105,069
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	8,904,472
	Turkiye Garanti Bankasi A.S.	4,310,290	16,664,254
	Turkiye Is Bankasi A.S.	3,125,538	15,029,487
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	790,794
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	87,141
	USAS Ucak Servisi A.S.	20,520	76,564
*	Uzel Makina Sanayii A.S.	101,945	202,579
*	Vestel Elektronik Sanayi ve Ticaret A.S.	641,291	1,598,303
*	Yapi Kredi Finansal Kiralama A.S.	45,196	117,123
*	Yapi ve Kredi Bankasi A.S.	3,543,654	7,751,886
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	23,845
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,163,351

TOTAL — TURKEY			178,898,876

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $10,830,000 FNMA 5.50%, 04/01/26, valued at $10,026,941) to be repurchased at $9,879,424	$9,878	$9,878,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (4.6%)
@	Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $265,239,917 FHLMC, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/37 to 03/01/37 & FNMA 5.500%, 12/01/26 & 7.387%(r), 06/01/36, valued at $263,534,569) to be repurchased at $258,405,104	258,367	258,366,923

TOTAL INVESTMENTS - (100.0%)
(Cost $3,633,211,611) ##			$5,590,696,446

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At February 28, 2007, the total cost of securities for federal income tax purposes was $3,634,661,739 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	April 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	April 24, 2007

By:	/s/David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	April 24, 2007